FORM N-1A
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D. C. 20549


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                /   /
                                                                        ---

         Pre-Effective Amendment No.:                                 /   /
                                             -------                   ---
         Post-Effective Amendment No.:        72                      /X/
                                            ------                     -

                                                           and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940         /   /
                                                                         ---

         Amendment No.:               73                                /X/
                                    ------                               -

                        (Check appropriate box or boxes.)

               AmeriPrime Funds - File Nos. 33-96826 and 811-9096
             1793 Kingswood Drive, Suite 200, Southlake, Texas 76092
               (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (817) 431-2197 Kenneth Trumpfheller, 1793 Kingswood Dr., Suite 200, Southlake, TX 76092
                     (Name and Address of Agent for Service)

                                  With copy to:
                    Donald S. Mendelsohn, Thompson Hine LLP,
              312 Walnut Street, Suite 1400, Cincinnati, Ohio 45202

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective:

         / / immediately upon filing pursuant to paragraph (b) / / on (date) pursuant to paragraph (b)
        / / 60 days after filing pursuant to paragraph (a)(1) / / on (date) pursuant to paragraph (a)(1)
        /X/ 75 days after filing pursuant to paragraph (a)(2) / / on (date) pursuant to paragraph (a)(2) of Rule 485


If appropriate, check the following box:

     / / this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                             IMS CAPITAL VALUE FUND
                           IMS DYNAMIC ALLOCATION FUND
                             IMS STABLE INCOME FUND

PROSPECTUS
November 1, 2002






8995 S.E. Otty Road
Portland, Oregon 97266
(800) 934-5550

























The Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

                                TABLE OF CONTENTS

IMS CAPITAL VALUE FUND.........................................................1
     RISK/RETURN SUMMARY.......................................................1
     HOW THE FUND HAS PERFORMED................................................2

IMS DYNAMIC ALLOCATION FUND....................................................4
     RISK/RETURN SUMMARY.......................................................4
     HOW THE FUND HAS PERFORMED................................................6

IMS STABLE INCOME FUND.........................................................7
     RISK/RETURN SUMMARY.......................................................7
     HOW THE FUND HAS PERFORMED................................................8

FEES AND EXPENSES OF INVESTING IN THE FUNDS....................................9

HOW TO BUY SHARES.............................................................10

HOW TO EXCHANGE SHARES .......................................................13

HOW TO REDEEM SHARES..........................................................13

DETERMINATION OF NET ASSET VALUE..............................................15

DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS......................................15

TAX CONSIDERATIONS............................................................16

MANAGEMENT OF THE FUNDS.......................................................16

OTHER INVESTMENT INFORMATION..................................................17

FINANCIAL HIGHLIGHTS..........................................................18

PRIVACY POLICY................................................................18

FOR MORE INFORMATION..........................................................20

                             IMS CAPITAL VALUE FUND


                               RISK/RETURN SUMMARY


Investment Objective

         Long-term growth from capital appreciation, dividends and interest.

Principal Strategies

     The Fund invests primarily in the common stocks of mid-sized, U.S. companies. The Fund's advisor, IMS Capital Management, Inc., employs a selection process designed to produce a diversified portfolio of companies exhibiting both value and momentum characteristics. Value characteristics include a historically low stock price, as well as historically low fundamental ratios such as price to earnings, price to sales, price to book value and price to cash flow. Momentum characteristics include positive earnings revisions, positive earning surprises, relative price strength and other developments that may favorably affect a company's stock price, such as a new product or change in management.


     The advisor seeks to reduce risk through diversification and through the ownership of undervalued companies. Companies selected generally will have total market capitalization of $1 to $15 billion. These well capitalized, often globally diversified U.S. companies generally have the resources to weather negative business conditions successfully. The advisor believes mid-cap companies in general have the potential to deliver the best characteristics of small and large companies - the flexible, innovative, high-growth aspects of small companies and the proven management, products, liquidity and global diversification of large companies.


     The advisor strives to maintain a diversified portfolio of companies that fall into one of seven strategic focus areas: healthcare, technology, financial services, communications, entertainment & leisure, consolidating industries and historically defensive industries. The advisor believes that these sectors have the potential to produce superior long-term returns. In addition, the advisor carefully diversifies the Fund's holdings to ensure representation in all major industry sectors as defined by Standard & Poor's, Inc.

     The advisor employs a patient approach to the stock selection process, believing that most traditional value managers tend to act too early. The advisor believes that after a stock experiences a significant decline, it will tend to underperform the market during what the advisor terms its seasoning period, usually 18 to 24 months. Once an undervalued company that falls into one of the advisor's strategic focus areas has been researched and deemed attractive, and has seasoned, the advisor further delays the purchase until the company develops several positive momentum characteristics.

     The Fund will typically sell a security after it has exceeded the advisor's target sell price if the company also demonstrates that it may be losing its positive business momentum. A variety of conditions could result in the sale of a company before it has reached the advisor's target sell price. For example, a major industry-wide change, a significant change in the company's management or direction, or the emergence of a better opportunity within the same industry may result in the sale of a security.

Principal Risks of Investing in the Fund

     The Fund invests primarily in equity securities of U.S. companies. As a result, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. This price volatility is the principal risk of investing in the Fund. In addition to general market volatility, the value of the Fund may decrease in response to the activities and prospects of an individual company in the Fund's portfolio. Because the Fund invests in mid-capitalization companies, it can be riskier than a fund that invests in larger capitalization companies. Mid-cap companies typically have greater earnings fluctuations and greater reliance on a few key customers than larger companies. The strategy used by the advisor may fail to produce the intended results, and you could lose money. As with any mutual fund investment, an investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or by any other government agency.


Is the Fund right for you?

The Fund may be a suitable investment for:

o     Long-term investors seeking a fund with a value investment strategy.

o     Investors willing to accept price fluctuations in their investment.

o     Investors who can tolerate the risks associated with common stocks.

o Investors seeking long-term growth from capital appreciation, dividends and interest.



                           HOW THE FUND HAS PERFORMED


     The bar chart and performance table below show the variability of the IMS Capital Value Fund's returns, which is one indicator of the risks of investing in the Fund. The bar chart shows changes in the IMS Capital Value Fund's returns from year to year since the Fund's inception. Sales loads are not reflected in the Bar Chart, and, if these amounts were reflected, returns would be less than those shown. The performance table shows how the Fund's average annual total returns compare over time to those of a broad-based securities market index. Of course, the Fund's past performance (before and after taxes) is not necessarily an indication of its future performance.



         The Fund's year-to-date return as of September 30, 2002 was ______%

                         Year - by - Year Total Return

                       1997 6.71%       2000 -4.73%
                       1998 13.24%      2001 15.92%
                       1999 17.78%


During the period shown, the highest return for a quarter was 20.10% (4th quarter, 1998); and the lowest return was -15.31% (3rd quarter 1998).

Average Annual Total Returns for the periods ended 12/31/2001:

                                                One Year      Five Years        Since Inception1
IMS Capital Value Fund (with sales load)2
   Return Before Taxes                          9.23%                               10.75%
   Return After Taxes on Distributions3
   Return After Taxes on Distributions and
   Sale of Fund Shares3
Russell Mid Cap Value Index
(reflects no deduction for fees, expenses, or
taxes)

1 August 5, 1996
2 Prior to November 1, 2001, the Fund did not have a sales load. Without the sales load, average annual total return was 15.92% for the calendar year ended December 31, 2001, and 11.89% since inception through December 31, 2001.
3 After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

                           IMS DYNAMIC ALLOCATION FUND

                               RISK/RETURN SUMMARY


Investment Objective

     Long-term growth from capital appreciation, dividends and interest.

Principal Strategies

     Based on its assessment of various segments of the market, the advisor will shift the Fund's assets among four broad classes: equities, fixed income, companies that invest in real estate (such as real estate investment trusts (REITs)) and cash equivalents. At its discretion, the advisor will also vary the Fund's exposure to value, growth, small-cap, mid-cap and large-cap stocks. The Fund's asset allocation among asset classes, investment styles and market capitalizations is dynamic and will change as the advisor attempts to exploit opportunities and avoid risks in the markets.

     The Fund may invest in a broad array of securities in order to achieve its investment objectives:

     o Equities, such as common stocks, preferred stocks, REITs and other investment companies and exchange traded funds that invest in equity securities

     o Fixed Income Securities, such as bonds and other debt instruments, including other investment companies that invest in fixed income securities

     o Cash Equivalents, such as short term fixed income securities and money market mutual funds

     The majority (up to 100%) of the Fund's assets will normally be invested in equities covering the following seven categories: large-cap value, mid-cap value, small-cap value, large-cap growth, mid-cap growth, small-cap growth and international stocks. The advisor has the discretion to hold up to 50% in fixed income securities, up to 25% in REITs and up to 25% in cash equivalents.

     The Fund's advisor, IMS Capital Management, Inc., employs a selection process and an asset allocation model designed to produce a portfolio of securities that has the potential to produce superior long-term returns. Because the Fund is non-diversified, the Fund may take larger positions in a small number of companies than a diversified fund.

Principal Risks of Investing in the Fund

     Risks of the Fund's allocation strategy:

     The asset allocation strategy involves the risk that the advisor may not correctly predict the right times to shift the Fund's assets from one type of asset class, investment style or market capitalization to another.

     Risks related to equity investments:

     The Fund invests primarily in equity securities of U.S. companies. As a result, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. In addition to general market volatility, the value of the Fund may decrease in response to the activities and prospects of an individual company in the Fund's portfolio. Preferred stocks share some of the characteristics of both fixed income and equity investments and are generally preferred over common stocks with respect to dividends and in liquidation.

     Small-cap companies and mid-cap companies have earnings and prospects that are more volatile than larger companies. These companies may experience higher failure rates than do larger companies. The trading volume of the securities of these companies is normally less than that of larger companies and, therefore, may disproportionately affect their market price, tending to make them fall more in response to selling pressure than is the case with larger companies.

     To the extent the Fund invests in companies that invest in real estate, such as REITs, the fund may be subject to risk associated with the real estate market as a whole, such as taxation, regulations and economic and political factors that negatively impact the real estate market, and with direct ownership of real estate such as: decrease in real estate values, overbuilding, environmental liabilities and increases in operating costs, interest rates and/or property taxes.

      Risks related to fixed income investments:

     The Fund's fixed income investments are subject to general interest rate risk in that their value could decline if interest rates rise. The Fund could have credit risk if the issuer of a fixed income security is unable to pay interest or repay principal when it is due. As interest rates decline, the issuers of securities held by the Fund may prepay principal earlier than scheduled, forcing the Fund to reinvest in lower yielding securities. As interest rates increase, slower than expected principal payments may extend the average life of fixed income securities, locking in below-market interest rates and reducing the value of these securities.

     General Risks:

     The strategy used by the advisor may fail to produce the intended results, and you could lose money. As with any mutual fund investment, an investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or by any other government agency. Additionally, a non-diversified fund entails greater price risk than an investment in a diversified fund. As a non-diversified fund, the Fund's portfolio may at times focus on a limited number of companies and will be subject to substantially more investment risk and potential for volatility than a diversified fund.

 The Fund will invest in other investment companies (including money market funds) and in exchange traded funds, which are portfolios of other securities. The Fund will indirectly bear its proportionate share of any fees and expenses payable directly by the investment company or exchange traded fund. Therefore, the Fund will incur higher expenses, many of which may be duplicative.
Is the Fund right for you?

The Fund may be a suitable investment for:

o Investors who want exposure to a broad range of asset classes within the convenience of a single fund.

o Investors who want to hire a professional to shift their assets between different types of investments as market conditions change.

o     Investors willing to accept price fluctuations.

o Investors who can tolerate the risks associated with equities, REITs and fixed income securities.

o Investors seeking long-term growth from capital appreciation, dividends and interest.



                           HOW THE FUND HAS PERFORMED


     The bar chart and performance table that would otherwise appear in this Prospectus with respect to the Dynamic Allocation Fund have been omitted because the Fund is recently organized and has no operating history.


                             IMS STABLE INCOME FUND


                               RISK/RETURN SUMMARY


Investment Objective

     Current income with stability of principal.

Principal Strategies

     The advisor will invest across a broad range of fixed income securities in an effort to produce current income and a relatively stable share price, regardless of whether interest rates are rising or falling.

     At its discretion, the advisor will adjust the Fund's exposure to various types of fixed income securities while seeking to exploit opportunities and avoid risks in the market. The Fund may invest in a broad array of securities in order to achieve its investment objective: bonds, dividend-paying common stocks, preferred and convertible preferred stocks, short-term bond funds, real estate investment trusts (REITs), closed-end income funds and cash equivalents.

     The advisor will allocate the Fund's assets among different fixed-income sectors based on its assessment of the relative risks and opportunities. The Fund will normally invest at least 80% of its assets in income producing securities, including fixed income securities and dividend paying equity securities. The Fund may concentrate from time to time in different types of fixed-income securities in an effort to obtain the highest available combination of current income and safety of principal. Because the Fund is non-diversified, the Fund may take larger positions in a small number of companies than a diversified fund.

     The advisor will analyze a security's structural features, current pricing, trading opportunities, and the credit quality of its issuer to select investments that the advisor believes offer attractive yields and are undervalued relative to issues of similar credit quality and interest rate sensitivity.

Principal Risks of Investing in the Fund

     The Fund may fluctuate in value based upon changes in interest rates and market conditions. As interest rates rise, the value of the instruments may decrease. This risk is greater for long-term debt securities than for short-term debt securities. As interest rates decline, the issuers of securities held by the Fund may prepay principal earlier than scheduled, forcing the Fund to reinvest in lower yielding securities. The Fund is also subject to credit risk, which is the possibility that an issuer of a security will default or become unable to meet its obligation. Preferred stocks share some of the characteristics of both fixed income and equity investments and are generally preferred over common stocks with respect to dividends and in liquidation.

     To the extent the Fund invests in companies that invest in real estate, such as REITs, the fund may be subject to risk associated with the real estate market as a whole, such as taxation, regulations and economic and political factors that negatively impact the real estate market, and with direct ownership of real estate such as: decrease in real estate values, overbuilding, environmental liabilities and increases in operating costs, interest rates and/or property taxes.

     The Fund will invest in other investment companies (including closed end funds, bond funds and money market funds), which are portfolios of other securities. The Fund will indirectly bear its proportionate share of any fees and expenses payable directly by the investment company or exchange traded fund.

     The strategy used by the advisor may fail to produce the intended results, and you could lose money. As with any mutual fund investment, an investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or by any other government agency. Additionally, a non-diversified fund entails greater price risk than an investment in a diversified fund. As a non-diversified fund, the Fund's portfolio may at times focus on a limited number of companies and will be subject to substantially more investment risk and potential for volatility than a diversified fund.

Is the Fund right for you?

The Fund may be a suitable investment for:

o Investors seeking a fund with high current income and the potential for modest capital appreciation.

o Investors seeking a fund offering the option of monthly dividends paid in cash.

o Investor seeking a fund that is designed not to track the performance of typical bond funds.

o Investors willing to accept the price and return fluctuations associated with a non-diversified fund.

o Investors seeking to diversify their equity holdings with a portfolio of fixed income securities.


                           HOW THE FUND HAS PERFORMED

     The bar chart and performance table that would otherwise appear in this Prospectus with respect to the Stable Income Fund have been omitted because the Fund is recently organized and has no operating history.


                   FEES AND EXPENSES OF INVESTING IN THE FUNDS


     The tables describe the fees and expenses that you may pay if you buy and hold shares of the Funds.

Shareholder Fees                                      Capital Value     Dynamic Allocation    Stable Income Fund
                                                          Fund                 Fund
(fees paid directly from your investment)
Maximum Sales Charge (load)  Imposed on Purchases         5.75%                NONE                  NONE
Maximum  Deferred Sales Charge (load)                     NONE                 NONE                  NONE
Redemption Fee1                                           1.00%                1.00%                 1.00%

Annual Fund Operating Expenses                        Capital Value     Dynamic Allocation    Stable Income Fund
                                                          Fund                 Fund
(expenses deducted from Fund assets)
Management Fees                                           1.26%                1.26%                 1.26%
Distribution (12b-1) Fees                                 NONE                 NONE                  NONE
Other Expenses                                            1.02%                        2                     2
Total Annual Fund Operating Expenses                      2.28%
Fee Waiver and Expense Reimbursement3                     0.69%
Net Expenses (after fee waiver and expense                1.59%                1.96%                 1.96%
reimbursement)


1 If you redeem your shares within 90 days of purchase you will be charged a 1.00% redemption fee.  However, if you redeem your shares after the 90-day period there is no redemption fee.  Exceptions may be granted to shareholders at the discretion of the investment adviser.  A wire transfer fee of $15 is charged to defray custodial charges for redemptions paid by wire transfer.  This fee is subject to change.

2 "Other Expenses" are based on estimated amounts for the current fiscal year.

3 The advisor has contractually agreed to reimburse  expenses of each Fund to maintain total operating expenses
[(excluding borrowing costs, taxes and extraordinary expenses)] at 1.59% of net assets with respect to the
Capital Value Fund, and 1.96% with respect to the Dynamic Allocation Fund and the Stable Income Fund through
October 31, 2006.

Example:

     The example below is intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds. The example uses the same assumptions as other mutual funds prospectuses: a $10,000 initial investment for the time periods indicted, reinvestment of dividends and distributions, 5% annual total return, constant operating expenses (except for reimbursements reflected in the first 5 years), and sale of all shares at the end of each time period. Although your actual expenses may be different, based on these assumptions your costs will be:

        Capital Value Fund       Dynamic Allocation Fund      Stable Income Fund
1 Year      $ 732                      $______                    $______
3 Years     $1064                      $______                    $______
5 Years     $______                    $______                    $______
10 Years    $______                    $______                    $______


                                HOW TO BUY SHARES


Initial Purchase

     The minimum initial investment in each Fund is $10,000 ($2,000 for IRAs). The advisor may waive these minimums for accounts participating in an automatic investment program. If your investment is aggregated into an omnibus account established by an investment advisor, broker or other intermediary, the account minimums apply to the omnibus account, not to your individual investment. If you purchase or redeem shares through a broker-dealer or another intermediary, you may be charged a fee by that intermediary.

     By Mail

     You may make your initial investment by following these steps:

o Complete and sign the investment application form which accompanies this Prospectus;

o    Draft a check (subject to the minimum amounts) made payable to appropriate
     Fund;

o    Mail the application and check to:

U.S. Mail:                                       Overnight:

IMS FUNDS                                        IMS FUNDS
c/o Unified Fund Services, Inc.                  c/o Unified Fund Services, Inc.
P.O. Box 6110                                    431 North Pennsylvania Street
Indianapolis, Indiana 46206-6110                 Indianapolis, Indiana 46204

By Wire

     You may also purchase shares of the Funds by wiring federal funds from your bank, which may charge you a fee for doing so. To wire money, you must call Unified Fund Services, Inc., the Funds' transfer agent, at (800) 934-5550 to obtain instructions on how to set up your account and to obtain an account number. Then, provide your bank with the following information for purposes of wiring your investment:

U.S. Bank, N.A.
ABA #0420-0001-3
Attn: IMS FUNDS
D.D.A.# 485777197
Account Name                      (Write in shareholder name)
For the Account #                 (Write in account number)


     You must provide a signed application to Unified Fund Services, Inc. at the above address in order to complete your initial wire purchase. Wire orders will be accepted only on a day on which the Fund, custodian and transfer agent are open for business. A wire purchase will not be considered made until the wired money is received and the purchase is accepted by the Funds. Any delays which may occur in wiring money, including delays which may occur in processing by the banks, are not the responsibility of the Funds or the transfer agent. There is presently no fee for the receipt of wired funds, but the Funds may charge shareholders for this service in the future.

Sales Loads (IMS Capital Value Fund only)

     Shares of the IMS Capital Value Fund are purchased at the public offering price. The public offering price is the next determined NAV plus sales load as shown in the following table.

-------------------------------------------------------------------------------------------------------------
                                              Sales Load as a % of:
Dealer Reallowance as % of             Public       Net                         Dealer Reallowance as % of
                                       Offering                                 Public offering Price
                                       Amount
                                             Price             Invested
-------------------------------------------------------------------------------------------------------------
Less than $ 25,000                           5.75%              6.10%                     5.00%
$ 25,000 but less than $ 50,000              5.25%              5.54%                     4.50%
$ 50,000 but less than $100,000              4.75%              4.99%                     4.00%
$100,000 but less than $250,000              3.75%              3.83%                     3.00%
$250,000 but less than $500,000              2.50%              2.56%                     2.00%
$500,000 but less than $ 1 million           2.00%              2.04%                     1.60%
$1 million or more                           1.00%              1.02%                     0.75%

-------------------------------------------------------------------------------------------------------------


         Various  individuals and  organizations  that meet the  requirements of the IMS Capital Value Fund may buy shares at NAV-- that is,  without a sales  charge.  For a list of those who may  qualify  for fee  waivers,  plus a description of the  requirements,  see the Statement of Additional  Information.  The Dynamic  Allocation  Fund and
the Stable Income Fund are not subject to a sales load.

         Right of Accumulation

         Once you have  purchased  shares in the IMS  Capital  Value  Fund,  you can  qualify for a discount on the sales charge.  When you purchase  additional  shares at the public  offering  price,  you will pay the sales charge corresponding  to the total of your  current  purchase  plus either the value of shares you  already  own, or their original  cost -- whichever is greater.  (Remember  that sales  charges  decrease as the amount of the  transaction increases.)  To receive  this  discount,  you must  notify the IMS Capital  Value Fund in writing of your  previous purchases  when you make your current  purchase.  For this  purpose,  you and your husband or wife can combine your purchase.

         Letter of Intent (LOI)

     If you expect to purchase $25,000 or more of IMS Capital Value Fund shares over a period of time (up to 13 months), you can get the same reduced sales charge as you would if you bought all the shares at once. You do this by signing a LOI. In the LOI, you fill in the dollar amount of the shares you will buy in the next 13 months, and the sales charge is based on that amount. Some of your shares are held by the transfer agent in escrow. If you do not buy all the shares as indicated in the LOI, and your sales charge should have been higher based on what you actually bought, some of the shares held by the transfer agent will be redeemed to pay the difference in the sales charge. To establish a LOI, complete the appropriate section of the purchase application or, if your account is established, ask us for a LOI application.

     Additional Investments

     Minimum subsequent investments are $100. You may purchase additional shares of the Funds, subject to a sales load for the Capital Value Fund, at any time by mail, wire or automatic investment. Each additional mail purchase request must contain:

-   your name                           -     the name of your account(s)
-   your account number(s)              -     a check made payable to IMS  Funds

     Checks should be sent to the IMS Funds at the address listed above. Please designate the Fund(s) in which you are investing. A bank wire should be sent as outlined under the heading "Initial Purchase -- By Wire" in this prospectus.

Automatic Investment Plan

     You may make regular investments in the Funds, subject to a sales load for the Capital Value Fund, with an Automatic Investment Plan by completing the appropriate section of the account application and attaching a voided personal check. Investments may be made monthly to allow dollar-cost averaging by automatically deducting $100 or more from your bank checking account. You may change the amount of your monthly purchase at any time. If an Automatic Investment Plan purchase is rejected by your bank, your shareholder account will be charged a fee to defray bank charges.

Tax Sheltered Retirement Plans

     Since the Funds are oriented to longer-term investments, the Funds may be an appropriate investment medium for tax-sheltered retirement plans, including: individual retirement plans ("IRAs"); simplified employee pensions (SEPs); 401(k) plans; qualified corporate pension and profit-sharing plans (for employees); tax deferred investment plans (for employees of public school systems and certain types of charitable organizations); and other qualified retirement plans. You should contact the transfer agent for the procedure to open an IRA or SEP plan, as well as more specific information regarding these retirement plan options. Please consult with an attorney or tax advisor regarding these plans. You must pay custodian fees for your IRA by redemption of sufficient shares of the Funds from the IRA unless you pay the fees directly to the IRA custodian. Call the transfer agent about the IRA custodial fees.

Other Purchase Information

     The Funds may limit the amount of purchases and refuse to sell to any person. If your check or wire does not clear, you will be responsible for any loss incurred by the Funds. If you are already a shareholder, the Funds can redeem shares from any identically registered account in the Funds as reimbursement for any loss incurred. You may be prohibited or restricted from making future purchases in the Funds. Checks must be made payable to the Funds; the Funds do not accept third party checks.


                             HOW TO EXCHANGE SHARES


     You may exchange your shares of one IMS Fund for shares of another IMS Fund. In general, the same rules and procedures that apply to sales and purchases apply to exchanges, including the charge of a sales load for shares of the IMS Capital Value Fund where applicable. You may call the transfer agent at
(800) 934-5550 to exchange shares. An exchange may also be made by written request signed by all registered owners of the account mailed to the address listed above. Requests for exchanges received prior to close of trading on the New York Stock Exchange (4:00 p.m. Eastern time) will be processed based on the next determined net asset value ("NAV") as of the close of business on the same day.


     An exchange is made by selling shares of one Fund and using the proceeds to buy shares of another Fund, with the NAV or public offering price for the sale and the purchase calculated on the same day. An exchange results in a sale of shares for federal income tax purposes. If you make use of the exchange privilege, you may realize either a long term or short term capital gain or loss on the shares sold.

     Before making an exchange, you should consider the investment objective of the Fund to be purchased. If your exchange creates a new account, you must satisfy the requirements of the Fund in which shares are being purchased. You may make an exchange to a new account or an existing account; however, the account ownership must be identical. Exchanges may be made only in states where an exchange may legally be made. It is your responsibility to obtain and read the prospectus of the Fund in which shares are being purchased before you make an exchange. The Funds reserve the right to terminate or modify the exchange privilege at any time.



                              HOW TO REDEEM SHARES


     You may receive redemption payments in the form of a check or federal wire transfer. The proceeds may be more or less than the purchase price of your shares, depending on the market value of the Fund's securities at the time of your redemption. A wire transfer fee of $15 is charged to defray custodian charges for redemptions paid by wire transfer. This fee is subject to change. Any charges for wire redemptions will be deducted from your account by redemption of shares. If you redeem your shares through a broker-dealer or other institution, you may be charged a fee by that institution.

     By Mail - you may redeem any part of your account in the Funds at no charge by mail. Your request should be addressed to:

     U.S. Mail:                                  Overnight:

     IMS FUNDS                                   IMS FUNDS
     c/o Unified Fund Services, Inc.             c/o Unified Fund Services, Inc.
     P.O. Box 6110                               431 North Pennsylvania Street
     Indianapolis, Indiana 46206-6110            Indianapolis, Indiana 46204

     Your request for a redemption must include your letter of instruction, including the Fund's name, account number, account name(s), the address, and the dollar amount or numbers of shares you wish to redeem. Requests to sell shares are processed at the net asset value next calculated after we receive your order in proper form. To be in proper form, your request must be signed by all registered share owner(s) in the exact name(s) and any special capacity in which they are registered. The Funds may require that signatures be guaranteed if you request the redemption check be made payable to any person other than the shareholder(s) of record or mailed to an address other than the address of record, or if the mailing address has been changed within 30 days of the redemption request. The Funds may also require that signatures by guaranteed for redemptions of $25,000 or more. Signature guarantees are for the protection of shareholders. You can obtain a signature guarantee from most banks and securities dealers, but not from a notary public. For joint accounts, both signatures must be guaranteed. Please call the transfer agent at (800) 934-5550 if you have questions. At the discretion of the Funds or the Funds' transfer agent, a shareholder, prior to redemption, may be required to furnish additional legal documents to insure proper authorization.

     By Telephone - you may redeem any part of your account (up to $25,000) in the Funds by calling the transfer agent at (800) 934-5550. You must first complete the Optional Telephone Redemption and Exchange section of the investment application to institute this option. The Funds, the transfer agent and the custodian are not liable for following redemption or exchange instructions communicated by telephone to the extent that they reasonably believe the telephone instructions to be genuine. However, if they do not employ reasonable procedures to confirm that telephone instructions are genuine, they may be liable for any losses due to unauthorized or fraudulent instructions. Procedures employed may include recording telephone instructions and requiring a form of personal identification from the caller.

     The Funds or the transfer agent may terminate the telephone redemption and exchange procedures at any time. During periods of extreme market activity, it is possible that shareholders may encounter some difficulty in telephoning the Funds, although neither the Funds nor the transfer agent has ever experienced difficulties in receiving and in a timely fashion responding to telephone requests for redemptions or exchanges. If you are unable to reach the Funds by telephone, you may request a redemption or exchange by mail.

     Because the Fund incurs certain fixed costs in maintaining shareholder accounts, the Fund may require you to redeem all of your shares in the Fund on 30 days' written notice if the value of your shares in the Fund is less than $5,000 due to redemption, or such other minimum amount as the Fund may determine from time to time. You may increase the value of your shares in the Fund to the minimum amount within the 30-day period. All shares of the Fund are also subject to involuntary redemption if the Board of Trustees determines to liquidate the Fund. An involuntary redemption will create a capital gain or a capital loss which may have tax consequences about which you should consult a tax adviser.

     Additional Information - If you are not certain of the requirements for a redemption please call the transfer agent at (800) 934-5550. Redemption specifying a certain date or share price cannot be accepted and will be returned. You will be mailed the proceeds on or before the fifth business day following the redemption. You may be assessed a fee if the Funds incur bank charges because you request that a Fund re-issue a redemption check. However, payment for redemption made against shares purchased by check will be made only after the check has been collected, which normally may take up to fifteen calendar days. Also, when the New York Stock Exchange is closed (or when trading is restricted) for any reason other than its customary weekend or holiday closing, or under any emergency circumstances (as determined by the Securities and Exchange Commission) the Funds may suspend redemptions or postpone payment dates.


                        DETERMINATION OF NET ASSET VALUE


     The price you pay for your shares is based on the applicable Fund's net asset value per share ("NAV"). The NAV is calculated at the close of trading (normally 4:00 p.m. Eastern Time) on each day the New York Stock Exchange is open for business (the Stock Exchange is closed on weekends, most Federal holidays and Good Friday). The NAV is calculated by dividing the value of the Fund's total assets (including interest and dividends accrued but not yet received) minus liabilities (including accrued expenses) by the total number of the shares outstanding.

     Each Fund's assets are generally valued at their market value. If market prices are not available, or if an event occurs after the close of the trading market that materially affects the values, assets may be valued by the advisor at their fair value, according to procedures approved by the Board of Trustees.

     Requests to purchase and sell shares are processed at the NAV next calculated after we receive your order in proper form.


                    DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS


     The Funds typically distribute substantially all net investment income in the form of dividends to its shareholders at least annually. The Stable Income Fund will distribute its net investment income monthly. The Funds typically distribute substantially all net realized long term capital gains at least annually. These distributions are automatically reinvested in the applicable Fund unless you request cash distributions on your application or through a written request. The Capital Value Fund and the Dynamic Allocation Fund expect that their distributions will consist primarily of capital gains. The Stable Income Fund expects that its distributions will consist primarily of income.


                               TAX CONSIDERATIONS


     As with any investment, your investment in a Fund could have tax consequences for you. If you are not investing through a tax-advantaged retirement account, you should consider these tax consequences.

     In general, selling shares of the Funds and receiving distributions (whether reinvested or taken in cash) are taxable events. Depending on the purchase price and the sale price, you may have a gain or a loss on any shares sold. Any tax liabilities generated by your transactions or by receiving distributions are your responsibility. For federal tax purposes, certain of each Fund's distributions, including dividends and distributions of short-term capital gains, are taxable to you as ordinary income, while certain of each Fund's distributions, including distributions of long-term capital gains, are taxable to you generally as capital gains. Because distributions of long-term capital gains are subject to capital gains taxes, regardless of how long you have owned your shares, you may want to avoid making a substantial investment when a Fund is about to make a long-term capital gains distribution.

     Early each year, the Funds will mail to you a statement setting forth the federal income tax information for all distributions made during the previous year. If you do not provide your taxpayer identification number, your account will be subject to backup withholding.

     The tax considerations described in this section do not apply to tax-deferred accounts or other non-taxable entities. Because each investor's tax circumstances are unique, please consult with your tax advisor about your investment.


                             MANAGEMENT OF THE FUNDS


     IMS Capital Management, Inc., 8995 S.E. Otty Road, Portland, Oregon 97266 serves as investment advisor to the Funds. IMS Capital Management, Inc. is an independent investment advisory firm that has practiced a value-oriented style of management for a select group of clients since 1988. The advisor currently manages accounts for institutional clients, retirement plans, families, trusts and small businesses, both taxable and non-taxable.

     Carl W. Marker has been primarily responsible for the management of each of the Funds since inception. Mr. Marker has served as the advisor's chairman, president and primary portfolio manager since 1988, and began privately managing individual common stocks in 1981. Mr. Marker, who graduated from the University of Oregon, previously worked for divisions of both General Motors and Mercedes-Benz as a financial system analyst before founding IMS Capital Management, Inc.

     During the fiscal year ended June 30, 2002, the Capital Value Fund paid the advisor a fee equal to 1.26% of its average daily net assets. With respect to the Dynamic Allocation Fund and the Stable Income Fund, each Fund is authorized to pay the adviser a fee equal to 1.26% of its average daily net assets.

     The advisor (not the Fund) may pay certain financial institutions (which may include banks, brokers, securities dealers and other industry professionals) a fee for providing distribution related services and/or for performing certain administrative servicing functions for Fund shareholders to the extent these institutions are allowed to do so by applicable statute, rule or regulation.


                          OTHER INVESTMENT INFORMATION


General

     Each Fund may from time to time take temporary defensive positions that are inconsistent with the Fund's principal investment strategies in attempting to respond to adverse market, economic, political, or other conditions. For example, any Fund may hold all or a portion of its assets in money market instruments, securities of no-load mutual funds or repurchase agreements. If a Fund invests in shares of another mutual fund, the shareholders of the Funds generally will be subject to duplicative management fees. As a result of engaging in these temporary measures, the Funds may not achieve their investment objectives.


     The investment objective and strategies of each Fund may be changed without shareholder approval.



Real Estate Investment Trust.


     A REIT is a corporation or business trust that invests substantially all of its assets in interests in real estate. Equity REITs are those which purchase or lease land and buildings and generate income primarily from rental income. Equity REITs may also realize capital gains (or losses) when selling property that has appreciated (or depreciated) in value. Mortgage REITs are those which invest in real estate mortgages and generate income primarily from interest payments on mortgage loans. Hybrid REITs generally invest in both real property and mortgages. Real estate related equity securities also include those insured by real estate developers, companies with substantial real estate holdings (for investment or as part of their operations), as well as companies whose products and services are directly related to the real estate industry, such as building supply manufacturers, mortgage lenders or mortgage servicing companies. Risks associated with REIT investments include the fact that equity and mortgage REITs are dependent upon specialized management skills and are not fully diversified. These characteristics subject REITs to the risks associated with financing a limited number of projects. They are also subject to heavy cash flow dependency, defaults by borrowers, and self-liquidation. Additionally, equity REITs may be affected by any changes in the value of the underlying property owned by the trusts, and mortgage REITs may be affected by the quality of any credit extended.


Exchange Traded Funds.

     The Fund may invest in exchange traded funds including S&P Depositary Receipts ("SPDRs"), S&P Sector SPDRs, iShares, streetTRACKS, HOLDRs and other security baskets. SPDRs are exchange traded shares that represent ownership in the SPDR Trust, an investment company that was established to own the stocks included in the S&P 500 Index. S&P Sector SPDRs are similar investment companies that own the stocks included in various sector indexes. The price and dividend yield of SPDRs and S&P Sector SPDRs track the movement of the appropriate S&P index relatively closely. There are other exchange traded funds, such as iShares and streetTracks, that own the stocks in various sector indexes. HOLDRs are a fixed basket of approximately twenty stocks of companies in a particular industry, sector or other group. These groups include biotech, business-to-business, internet, pharmaceutical, retail and telecommunications HOLDRs, among others.


     The Fund may also invest in various sector exchange traded funds such as the Basic Industries Select Sector Index, Consumer Services Select Sector Index, Consumer Staples Select Sector Index, Cyclical/Transportation Select Sector Index, Energy Select Sector Index, Financial Select Sector Index, Industrial Select Sector Index, Technology Select Sector Index, Utilities Select Sector Index. Additionally, the Fund will invest in new exchange traded shares as they become available.

                        FINANCIAL HIGHLIGHTS (Value Fund)


                    [to be supplied by subsequent amendment]

                                 PRIVACY POLICY


     The following is a description of the Funds' policies regarding disclosure of nonpublic personal information that you provide to the Fund or that the Fund collects from other sources. In the event that you hold shares of the Funds through a broker-dealer or other financial intermediary, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with unaffiliated third parities.

     Categories of Information the Funds Collect

     The Funds collect the following nonpublic personal information about you:

o Information the Funds receive from you on or in applications or other forms, correspondence, or conversations (such as your name, address, phone number, social security number, assets, income and date of birth); and

o Information about your transactions with the Funds, its affiliates, or others (such as your account number and balance, payment history, parties to transactions, cost basis information, and other financial information).

     Categories of Information the Funds Disclose

     The Funds do not disclose any nonpublic personal information about its current or former shareholders to unaffiliated third parties, except as required or permitted by law. The Funds are permitted by law to disclose all of the information it collects, as described above, to its service providers (such as the Funds' custodian, administrator and transfer agent) to process your transactions and otherwise provide services to you.

     Confidentiality and Security

     The Funds restrict access to your nonpublic personal information to those persons who require such information to provide products or services to you. The Funds maintain physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

                              FOR MORE INFORMATION


     Several additional sources of information are available to you. The Statement of Additional Information ("SAI"), incorporated into this prospectus by reference, contains detailed information on the Funds' policies and operations. Annual and semi-annual reports contain management's discussion of market conditions and investment strategies that significantly affected the Funds' performance results of the Funds' latest semi-annual or annual fiscal year end.

     Call the Funds at (800) 934-5550 to request free copies of the SAI and the Funds' annual and semi-annual reports, to request other information about the Funds and to make shareholder inquiries.

     You may review and copy information about the Funds (including the SAI and other reports) at the Securities and Exchange Commission ("SEC") Public Reference Room in Washington, D.C. Call the SEC at 1-202-942-8090 for room hours and operation. You may also obtain reports and other information about the Funds on the EDGAR Database on the SEC's Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section of the SEC, Washington, D.C. 20549-0109.









Investment Company Act #811-9096

                             IMS CAPITAL VALUE FUND
                           IMS DYNAMIC ALLOCATION FUND
                             IMS STABLE INCOME FUND

                       STATEMENT OF ADDITIONAL INFORMATION

                                November 1, 2002

     This Statement of Additional Information ("SAI") is not a prospectus. It should be read in conjunction with the Prospectus of the IMS Funds dated November 1, 2002. This SAI incorporates by reference the Fund's Annual Report to Shareholders for the fiscal year ended June 30, 2002 ("Annual Report"). A free copy of the Prospectus or Annual Report can be obtained by writing the Transfer Agent at Unified Fund Services, Inc., 431 North Pennsylvania Street, Indianapolis, Indiana 46204, or by calling (800) 934-5550.

                                TABLE OF CONTENTS
                                                                            PAGE

DESCRIPTION OF THE TRUST AND FUNDS.............................................2

ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS AND RISK
CONSIDERATIONS.................................................................3

INVESTMENT LIMITATIONS.........................................................5

THE INVESTMENT ADVISOR.........................................................7

TRUSTEES AND OFFICERS..........................................................8

PORTFOLIO TRANSACTIONS AND BROKERAGE...........................................9

DETERMINATION OF SHARE PRICE..................................................10

SALES AT NET ASSET VALUE......................................................11

INVESTMENT PERFORMANCE........................................................12

CUSTODIAN.....................................................................12

FUND SERVICES.................................................................13

ACCOUNTANTS...................................................................13

DISTRIBUTOR...................................................................13

FINANCIAL STATEMENTS..........................................................14

DESCRIPTION OF THE TRUST AND FUNDS

     IMS Capital Value Fund (the "Fund") was organized as a diversified series of AmeriPrime Funds (the "Trust") on July 25, 1996 and commenced operations on August 5, 1996. The IMS Dynamic Allocation Fund and the IMS Stable Income Fund were organized as non-diversified series of the Trust on ___________. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated August 8, 1995 (the "Trust Agreement"). The Trust Agreement permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value. Each Fund is one of a series of funds currently authorized by the Trustees.

     The Funds do not issue share certificates. All shares are held in non-certificate form registered on the books of the Funds and the Transfer Agent for the account of the shareholder. Each share of a series represents an equal proportionate interest in the assets and liabilities belonging to that series with each other share of that series and is entitled to such dividends and distributions out of income belonging to the series as are declared by the Trustees. The shares do not have cumulative voting rights or any preemptive or conversion rights, and the Trustees have the authority from time to time to divide or combine the shares of any series into a greater or lesser number of shares of that series so long as the proportionate beneficial interest in the assets belonging to that series and the rights of shares of any other series are in no way affected. In case of any liquidation of a series, the holders of shares of the series being liquidated will be entitled to receive as a class a distribution out of the assets, net of the liabilities, belonging to that series. Expenses attributable to any series are borne by that series. Any general expenses of the Trust not readily identifiable as belonging to a particular series are allocated by or under the direction of the Trustees in such manner as the Trustees determine to be fair and equitable. No shareholder is liable to further calls or to assessment by the Trust without his or her express consent.

     Any Trustee of the Trust may be removed by vote of the shareholders holding not less than two-thirds of the outstanding shares of the Trust. The Trust does not hold an annual meeting of shareholders. When matters are submitted to shareholders for a vote, each shareholder is entitled to one vote for each whole share he owns and fractional votes for fractional shares he owns. All shares of the Funds have equal voting rights and liquidation rights. The Declaration of Trust can be amended by the Trustees, except that any amendment that adversely effects the rights of shareholders must be approved by the shareholders affected. Each share of the Funds is subject to redemption at any time if the Board of Trustees determines in its sole discretion that failure to so redeem may have materially adverse consequences to all or any of the Fund's shareholders.

     As of August 9, 2002, the following persons may be deemed to beneficially own five percent (5%) or more of the IMS Capital Value Fund: Charles Schwab & Co., 101 Montgomery Street, San Francisco, CA 94102, 7.30%; Marker IRA, 209 SW Oak Street, Portland, OR 97206, 11.03%; National Financial, One World Financial Center, 200 Liberty Street, New York, NY 10281, 21.27%. [Update]

     As of August 9, 2002, the officers and trustees as a group own less than 1% of each of the Funds.[Update]

     Upon sixty days prior written notice to shareholders, the Funds may make redemption payments in whole or in part in securities or other property if the Trustees determine that existing conditions make cash payments undesirable. For other information concerning the purchase and redemption of shares of the Fund, see "How to Buy Shares" and "How to Redeem Shares" in the Funds' Prospectus. For a description of the methods used to determine the share price and value of the Fund's assets, see "Price of Shares" in the Funds' Prospectus.

ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS AND RISK CONSIDERATIONS

     This section contains a more detailed discussion of some of the investments the Funds may make and some of the techniques they may use.

     A. Equity Securities. Equity securities include common stock, American Depositary Receipts (ADRs), preferred stock and common stock equivalents (such as convertible preferred stock, rights and warrants). Convertible preferred stock is preferred stock that can be converted into common stock pursuant to its terms. Warrants are options to purchase equity securities at a specified price valid for a specific time period. Rights are similar to warrants, but normally have a short duration and are distributed by the issuer to its shareholders. The Capital Value Fund may invest up to 5% of its net assets at the time of purchase in convertible preferred stock, convertible debentures, rights or warrants. The Capital Value Fund reserves the right to invest in foreign stocks, through the purchase of American Depository Receipts, provided the companies have substantial operations in the U.S. and do not exceed 5% of the Fund's net assets. The Dynamic Allocation Fund may invest between 5% and 10% of its assets in ADRs.

     Preferred stock has a preference in liquidation (and, generally dividends) over common stock but is subordinated in liquidation to debt. As a general rule the market value of preferred stocks with fixed dividend rates and no conversion rights varies inversely with interest rates and perceived credit risk, with the price determined by the dividend rate. Some preferred stocks are convertible into other securities, (for example, common stock) at a fixed price and ratio or upon the occurrence of certain events. The market price of convertible preferred stocks generally reflects an element of conversion value. Because many preferred stocks lack a fixed maturity date, these securities generally fluctuate substantially in value when interest rates change; such fluctuations often exceed those of long term bonds of the same issuer. Some preferred stocks pay an adjustable dividend that may be based on an index, formula, auction procedure or other dividend rate reset mechanism. In the absence of credit deterioration, adjustable rate preferred stocks tend to have more stable market values than fixed rate preferred stocks. All preferred stocks are also subject to the same types of credit risks of the issuer as corporate bonds. In addition, because preferred stock is junior to debt securities and other obligations of an issuer, deterioration in the credit rating of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar yield characteristics. The Advisor expects that generally the preferred stocks in which the Fund invests will be rated at least BBB by Standard & Poor's Ratings Group ("S&P") or Baa by Moody's Investors Services, Inc. ("Moody's") or, if unrated, of comparable quality in the opinion of the Advisor.

     Warrants are instruments that entitle the holder to buy underlying equity securities at a specific price for a specific period of time. A warrant tends to be more volatile than its underlying securities and ceases to have value if it is not exercised prior to its expiration date. In addition, changes in the value of a warrant do not necessarily correspond to changes in the value of its underlying securities. Rights are similar to warrants, but normally have shorter durations.

     B. American Depository Receipts. American Depository Receipts are dollar-denominated receipts that are generally issued in registered form by domestic banks, and represent the deposit with the bank of a security of a foreign issuer. To the extent that the Fund invests in foreign securities, such investments may be subject to special risks. For example, there may be less information publicly available about a foreign company than about a U.S. company, and foreign companies are not generally subject to accounting, auditing and financial reporting standards and practices comparable to those in the U.S. Other risks associated with investments in foreign securities include changes in restrictions on foreign currency transactions and rates of exchanges, changes in the administrations or economic and monetary policies of foreign governments, the imposition of exchange control regulations, the possibility of expropriation decrees and other adverse foreign governmental action, the imposition of foreign taxes, less liquid markets, less government supervision of exchanges, brokers and issuers, difficulty in enforcing contractual obligations, delays in settlement of securities transactions and greater price volatility. In addition, investing in foreign securities will generally result in higher commissions than investing in similar domestic securities.

     C. Covered Call Options. The Capital Value Fund and the Dynamic Allocation Fund each may write (sell) covered call options on common stocks in the Fund's portfolio. A covered call option on a security is an agreement to sell a particular portfolio security if the option is exercised at a specified price, or before a set date. The Fund profits from the sale of the option, but gives up the opportunity to profit from any increase in the price of the stock above the option price, and may incur a loss if the stock price falls. Risks associated with writing covered call options include the possible inability to effect closing transactions at favorable prices and an appreciation limit on the securities set aside for settlement. When a Fund writes a covered call option, it will receive a premium, but it will give up the opportunity to profit from a price increase in the underlying security above the exercise price as long as its obligation as a writer continues, and it will retain the risk of loss should the price of the security decline. The Funds will only engage in exchange-traded options transactions.

     D. Loans of Portfolio Securities. The Funds may make short and long term loans of portfolio securities. Under the lending policy authorized by the Board of Trustees and implemented by the Advisor in response to requests of broker-dealers or institutional investors which the Advisor deems qualified, the borrower must agree to maintain collateral, in the form of cash or U.S. government obligations, with the Fund on a daily mark-to-market basis in an amount at least equal to 100% of the value of the loaned securities. The Fund will continue to receive dividends or interest on the loaned securities and may terminate such loans at any time or reacquire such securities in time to vote on any matter which the Board of Trustees determines to be serious. With respect to loans of securities, there is the risk that the borrower may fail to return the loaned securities or that the borrower may not be able to provide additional collateral.

     E. Purchases of Options. Up to ___% of each Fund's net assets may be invested in purchases of put and call options involving individual securities and market indices. An option involves either (a) the right or the obligation to buy or sell a specific instrument at a specific price until the expiration date of the option, or (b) the right to receive payments or the obligation to make payments representing the difference between the closing price of a market index and the exercise price of the option expressed in dollars times a specified multiple until the expiration date of the option. Options are sold (written) on securities and market indices. The purchaser of an option on a security pays the seller (the writer) a premium for the right granted but is not obligated to buy or sell the underlying security. The purchaser of an option on a market index pays the seller a premium for the right granted, and in return the seller of such an option is obligated to make the payment. Options are traded on organized exchanges and in the over-the-counter market.

     The purchase of options involves certain risks. The purchase of options limits the Fund's potential loss to the amount of the premium paid and can afford the Fund the opportunity to profit from favorable movements in the price of an underlying security to a greater extent than if transactions were effected in the security directly. However, the purchase of an option could result in the Fund losing a greater percentage of its investment than if the transaction were effected directly.

     F. Repurchase Agreements. The Funds may invest in repurchase agreements fully collateralized by U.S. Government obligations. A repurchase agreement is a short-term investment in which the purchaser (i.e., the Fund) acquires ownership of an obligation issued by the U.S. Government or by an agency of the U.S. Government ("U.S. Government Obligations") (which may be of any maturity) and the seller agrees to repurchase the obligation at a future time at a set price, thereby determining the yield during the purchaser's holding period (usually not more than seven days from the date of purchase). Any repurchase transaction in which the Fund engages will require full collateralization of the seller's obligation during the entire term of the repurchase agreement. In the event of a bankruptcy or other default of the seller, the Fund could experience both delays in liquidating the underlying security and losses in value. However, the Funds intends to enter into repurchase agreements only with U.S. Bank, N.A. (the Fund's Custodian), other banks with assets of $1 billion or more and registered securities dealers determined by the Advisor to be creditworthy. The Advisor monitors the creditworthiness of the banks and securities dealers with which the Fund engages in repurchase transactions.

     G. Fixed Income Securities. Although the Capital Value Fund intends to invest primarily in U.S. common stocks, the Advisor reserves the right, during periods of unusually high interest rates or unusual market conditions, to invest in fixed income securities for preservation of capital, total return and capital gain purposes, if the Advisor believes that such a position would best serve the Fund's investment objective. The Dynamic Allocation Fund may invest up to 50% of its assets in fixed income securities, and the Stable Income Fund will invest primarily in fixed income securities. Fixed income securities include corporate debt securities, U.S. government securities and participation interests in such securities. Fixed income securities are generally considered to be interest rate sensitive, which means that their value will generally decrease when interest rates rise and increase when interest rates fall. Securities with shorter maturities, while offering lower yields, generally provide greater price stability than longer term securities and are less affected by changes in interest rates.

     Corporate Debt Securities - Each Fund may invest in corporate debt securities. These are bonds or notes issued by corporations and other business organizations, including business trusts, in order to finance their credit needs. Corporate debt securities include commercial paper which consists of short term (usually from one to two hundred seventy days) unsecured promissory notes issued by corporations in order to finance their current operations. The Manager (and each adviser) considers corporate debt securities to be of investment grade quality if they are rated A- or higher by Standard & Poor's Corporation ("S&P"), A-3 or higher by Moody's Investors Services, Inc. ("Moody's"), or if unrated, determined by the Fund's adviser to be of comparable quality. Investment grade debt securities generally have adequate to strong protection of principal and interest payments. In the lower end of this category, credit quality may be more susceptible to potential future changes in circumstances and the securities have speculative elements. The Funds will not invest in securities rated below investment grade. If the rating of a security by S&P or Moody's drops below investment grade, the Fund's adviser will dispose of the security as soon as practicable (depending on market conditions) unless the Fund's adviser determines based on its own credit analysis that the security provides the opportunity of meeting the Fund's objective without presenting excessive risk.

     Municipal Securities - The Fixed Income may invest in municipal securities. These are long and short term debt obligations issued by or on behalf of states, territories and possessions of the United States, the District of Columbia and their political subdivisions, agencies, instrumentalities and authorities, as well as other qualifying issuers (including the U.S. Virgin Islands, Puerto Rico and Guam), the income from which is exempt from regular federal income tax and exempt from state tax in the state of issuance. Municipal securities are issued to obtain funds to construct, repair or improve various public facilities such as airports, bridges, highways, hospitals, housing, schools, streets and water and sewer works, to pay general operating expenses or to refinance outstanding debts. They also may be issued to finance various private activities, including the lending of funds to public or private institutions for construction of housing, educational or medical facilities or the financing of privately owned or operated facilities. Municipal securities consist of tax exempt bonds, tax exempt notes and tax exempt commercial paper. Municipal notes, which are generally used to provide short term capital needs and have maturities of one year of less, include tax anticipation notes, revenue anticipation notes, bond anticipation notes and construction loan notes. Tax exempt commercial paper typically represents short term, unsecured, negotiable promissory notes. The Fund may invest in other municipal securities such as variable rate demand instruments.

     The two principal classifications of municipal securities are "general obligation" and "revenue" bonds. General obligation bonds are backed by the issuer's full credit and taxing power. Revenue bonds are backed by the revenues of a specific project, facility or tax. Industrial development revenue bonds are a specific type of revenue bond backed by the credit of the private issuer of the facility, and therefore investments in these bonds have more potential risk that the issuer will not be able to meet scheduled payments of principal and interest.

     The Fund considers municipal securities to be of investment grade quality if they are rated BBB or higher by S&P, Baa or higher by Moody's, or if unrated, determined by the Manager (or the Fund's adviser) to be of comparable quality. Investment grade debt securities generally have adequate to strong protection of principal and interest payments. In the lower end of this category, credit quality may be more susceptible to potential future changes in circumstances and the securities have speculative elements. The Fund will not invest in securities rated below investment grade. If the rating of a security by S&P or Moody's drops below investment grade, the Manager will dispose of the security as soon as practicable (depending on market conditions) unless the Manager determines based on its own credit analysis that the security provides the opportunity of meeting the Fund's objective without presenting excessive risk.

     U.S. Government Securities - Each Fund may invest in U.S. government securities. These securities may be backed by the credit of the government as a whole or only by the issuing agency. U.S. Treasury bonds, notes, and bills and some agency securities, such as those issued by the Federal Housing Administration and the Government National Mortgage Association (GNMA), are backed by the full faith and credit of the U.S. government as to payment of principal and interest and are the highest quality government securities. Other securities issued by U.S. government agencies or instrumentalities, such as securities issued by the Federal Home Loan Banks and the Federal Home Loan Mortgage Corporation, are supported only by the credit of the agency that issued them, and not by the U.S. government. Securities issued by the Federal Farm Credit System, the Federal Land Banks and the Federal National Mortgage Association (FNMA) are supported by the agency's right to borrow money from the U.S. Treasury under certain circumstances, but are not backed by the full faith and credit of the U.S. government.

     Mortgage-Backed Securities - The Fixed Income Fund may invest in mortgage-backed securities. These securities represent an interest in a pool of mortgages. These securities, including securities issued by FNMA and GNMA, provide investors with payments consisting of both interest and principal as the mortgages in the underlying mortgage pools are repaid. Unscheduled or early payments on the underlying mortgages may shorten the securities' effective maturities. The average life of securities representing interests in pools of mortgage loans is likely to be substantially less than the original maturity of the mortgage pools as a result of prepayments or foreclosures of such mortgages. Prepayments are passed through to the registered holder with the regular monthly payments of principal and interest, and have the effect of reducing future payments. To the extent the mortgages underlying a security representing an interest in a pool of mortgages are prepaid, the Fixed Income Fund may experience a loss (if the price at which the respective security was acquired by the Fund was at a premium over par, which represents the price at which the security will be sold upon prepayment). In addition, prepayments of such securities held by the Fixed Income Fund will reduce the share price of the Fund to the extent the market value of the securities at the time of prepayment exceeds their par value. Furthermore, the prices of mortgage-backed securities can be significantly affected by changes in interest rates. Prepayments may occur with greater frequency in periods of declining mortgage rates because, among other reasons, it may be possible for mortgagors to refinance their outstanding mortgages at lower interest rates. In such periods, it is likely that any prepayment proceeds would be reinvested by the Fixed Income Fund at lower rates of return.

     Collateralized Mortgage Obligations (CMOs) - The Fixed Income Fund may invest in CMOs. CMOs are securities collateralized by mortgages or mortgage-backed securities. CMOs are issued with a variety of classes or series, which have different maturities and are often retired in sequence. CMOs may be issued by governmental or non-governmental entities such as banks and other mortgage lenders. Non-government securities may offer a higher yield but also may be subject to greater price fluctuation than government securities. Investments in CMOs are subject to the same risks as direct investments in the underlying mortgage and mortgage-backed securities. In addition, in the event of a bankruptcy or other default of an entity who issued the CMO held by a Fund, the Fund could experience both delays in liquidating its position and losses.

     Zero Coupon and Pay in Kind Bonds - Corporate debt securities and municipal obligations include so-called "zero coupon" bonds and "pay-in-kind" bonds. Zero coupon bonds do not make regular interest payments. Instead they are sold at a deep discount from their face value. Each Fund will accrue income on such bonds for tax and accounting purposes, in accordance with applicable law. This income will be distributed to shareholders. Because no cash is received at the time such income is accrued, the Fund may be required to liquidate other portfolio securities to satisfy its distribution obligations. Because a zero coupon bond does not pay current income, its price can be very volatile when interest rates change. In calculating its dividend, the Funds take into account as income a portion of the difference between a zero coupon bond's purchase price and its face value. Certain types of CMOs pay no interest for a period of time and therefore present risks similar to zero coupon bonds.

     The Federal Reserve creates STRIPS (Separate Trading of Registered Interest and Principal of Securities) by separating the coupon payments and the principal payment from an outstanding Treasury security and selling them as individual securities. A broker-dealer creates a derivative zero by depositing a Treasury security with a custodian for safekeeping and then selling the coupon payments and principal payment that will be generated by this security separately. Examples are Certificates of Accrual on Treasury Securities (CATs), Treasury Investment Growth Receipts (TIGRs) and generic Treasury Receipts (TRs). These derivative zero coupon obligations are not considered to be government securities unless they are part of the STRIPS program. Original issue zeros are zero coupon securities issued directly by the U.S. government, a government agency or by a corporation.

     Pay-in-kind bonds allow the issuer, at its option, to make current interest payments on the bonds either in cash or in additional bonds. The value of zero coupon bonds and pay-in-kind bonds is subject to greater fluctuation in response to changes in market interest rates than bonds which make regular payments of interest. Both of these types of bonds allow an issuer to avoid the need to generate cash to meet current interest payments. Accordingly, such bonds may involve greater credit risks than bonds which make regular payment of interest. Even though zero coupon bonds and pay-in-kind bonds do not pay current interest in cash, the applicable Fund is required to accrue interest income on such investments and to distribute such amounts at least annually to shareholders. Thus, a Fund could be required at times to liquidate other investments in order to satisfy its dividend requirements. No Fund will invest more than 5% of its net assets in pay-in-kind bonds.

     Financial  Service  Industry   Obligations  -  Financial  service  industry
obligations include among others, the following:

     (1) Certificates of Deposit. Certificates of deposit are negotiable certificates evidencing the indebtedness of a commercial bank or a savings and loan association to repay funds deposited with it for a definite period of time (usually from fourteen days to one year) at a stated or variable interest rate.

     (2) Time Deposits. Time deposits are non-negotiable deposits maintained in a banking institution or a savings and loan association for a specified period of time at a stated interest rate. Time Deposits are considered to be illiquid prior to their maturity.

     (3) Bankers' Acceptances. Bankers' acceptances are credit instruments evidencing the obligation of a bank to pay a draft which has been drawn on it by a customer, which instruments reflect the obligation both of the bank and of the drawer to pay the face amount of the instrument upon maturity.

     Asset-Backed and Receivable-Backed Securities - The Fixed Income Fund may invest in asset-backed securities. These securities are undivided fractional interests in pools of consumer loans (unrelated to mortgage loans) held in a trust. Payments of principal and interest are passed through to certificate holders and are typically supported by some form of credit enhancement, such as a letter of credit, surety bond, limited guaranty or senior/subordination. The degree of credit enhancement varies, but generally amounts to only a fraction of the asset-backed or receivable-backed security's par value until exhausted. If the credit enhancement is exhausted, certificate holders may experience losses or delays in payment if the required payments of principal and interest are not made to the trust with respect to the underlying loans. The value of these securities also may change because of changes in the market's perception of the creditworthiness of the servicing agent for the loan pool, the originator of the loans or the financial institution providing the credit enhancement. Asset-backed and receivable-backed securities are ultimately dependent upon payment of consumer loans by individuals, and the certificate holder generally has no recourse against the entity that originated the loans. The underlying loans are subject to prepayments which shorten the securities' weighted average life and may lower their return. As prepayments flow through at par, total returns would be affected by the prepayments: if a security were trading at a premium, its total return would be lowered by prepayments, and if a security were trading at a discount, its total return would be increased by prepayments. The Fixed Income Fund will invest more than 5% of its net assets in asset-backed or receivable-backed securities.

     Illiquid Securities - The Fund may contain illiquid securities. Illiquid securities generally include securities which cannot be disposed of promptly and in the ordinary course of business without taking a reduced price. Securities may be illiquid due to contractual or legal restrictions on resale or lack of a ready market. The following securities are considered to be illiquid: repurchase agreements maturing in more than seven days, nonpublicly offered securities, restricted securities, assignments, participations, investment certificates and certain limited partnerships. The Fund will not invest more than 15% of its net assets in illiquid securities.

     Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the "1933 Act"), securities which are otherwise not readily marketable and repurchase agreements having a remaining maturity of longer than seven days. Securities which have not been registered under the 1933 Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of the Fund's portfolio securities and the Fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. A Fund might also have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

     In recent years, however, a large institutional market has developed for certain securities that are not registered under the 1933 Act, including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale of such investments to the general public or to certain institutions may not be indicative of their liquidity.

     The SEC has adopted Rule 144A, which allows a broader institutional trading market for securities otherwise subject to restriction on their resale to the general public. Rule 144A establishes a "safe harbor" from the registration requirements of the 1933 Act of resales of certain securities to qualified institutional buyers. Rule 144A securities are not considered to be illiquid for purposes of the Fund's illiquid securities policy, which limits the Fund's investment in illiquid securities to 10% of the net assets, if such securities satisfy the conditions enumerated in Rule 144A and are determined to be liquid by the Advisor in accordance with the requirements established by the Trust. The Advisor anticipates that the market for certain restricted securities such as institutional commercial paper will expand further as a result of this regulation and the development of automated systems for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by the National Association of Securities Dealers, Inc.

     The Advisor will monitor the liquidity of Rule 144A securities in the Fund's portfolio under the supervision of the Board of Trustees. In reaching liquidity decisions, the Advisor will consider, among other things, the following factors: (1) the frequency of trades and quotes for the security; (2) the number of dealers and other potential purchasers or sellers of the security;
(3) dealer undertakings to make a market in the security and (4) the nature of the security and of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer).

INVESTMENT LIMITATIONS

     Fundamental. The investment limitations described below have been adopted by the Trust with respect to the Funds and are fundamental ("Fundamental"), i.e., they may not be changed without the affirmative vote of a majority of the outstanding shares of the applicable Fund. As used in the Prospectus and the Statement of Additional Information, the term "majority" of the outstanding shares of a Fund means the lesser of (1) 67% or more of the outstanding shares of the Fund present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented at such meeting; or
(2) more than 50% of the outstanding shares of the Fund. Other investment practices which may be changed by the Board of Trustees without the approval of shareholders to the extent permitted by applicable law, regulation or regulatory policy are considered non-fundamental ("Non-Fundamental").

     1. Borrowing Money. Each Fund will not borrow money, except (a) from a bank, provided that immediately after such borrowing there is an asset coverage of 300% for all borrowings of the Fund; or (b) from a bank or other persons for temporary purposes only, provided that such temporary borrowings are in an amount not exceeding 5% of the Fund's total assets at the time when the borrowing is made. This limitation does not preclude a Fund from entering into reverse repurchase transactions, which will not be considered as borrowings provided they are fully collateralized.

     2. Senior Securities. Each Fund will not issue senior securities. This limitation is not applicable to activities that may be deemed to involve the issuance or sale of a senior security by a Fund, provided that the Fund's engagement in such activities is (a) consistent with or permitted by the Investment Company Act of 1940, as amended, the rules and regulations promulgated thereunder or interpretations of the Securities and Exchange Commission or its staff and (b) as described in the Prospectus and the Statement of Additional Information.

     3. Underwriting. Each Fund will not act as underwriter of securities issued by other persons. This limitation is not applicable to the extent that, in connection with the disposition of portfolio securities (including restricted securities), a Fund may be deemed an underwriter under certain federal securities laws.

     4. Real Estate. Each Fund will not purchase or sell real estate. This limitation is not applicable to investments in marketable securities which have a significant portion of their assets in real estate.

     5. Commodities. Each Fund will not purchase or sell commodities unless acquired as a result of ownership of securities or other investments. This limitation does not preclude a Fund from purchasing or selling options or futures contracts, from investing in securities or other instruments backed by commodities or from investing in companies which are engaged in a commodities business or have a significant portion of their assets in commodities.

     6. Loans. Each Fund will not make loans to other persons, except (a) by loaning portfolio securities, (b) by engaging in repurchase agreements, or (c) by purchasing non-publicly offered debt securities. For purposes of this limitation, the term "loans" shall not include the purchase of a portion of an issue of publicly distributed bonds, debentures or other securities.

     7. Concentration. Each Fund will not invest 25% or more of its total assets in a particular industry. This limitation is not applicable to investments in obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities or repurchase agreements with respect thereto.

     8. Diversification. With respect to the IMS Capital Value Fund, the Fund will not invest in the securities of any issuer if, immediately after such investment, less than 75% of the total assets of the Fund will be invested in cash and cash items (including receivables), Government securities, securities of other investment companies or other securities for the purposes of this calculation limited in respect of any one issuer to an amount (determined immediately after the latest acquisition of securities of the issuer) not greater in value than 5% of the total assets of the Fund and to not more than 10% of the outstanding voting securities of such issuer.

     With respect to the percentages adopted by the Trust as maximum limitations on its investment policies and limitations, an excess above the fixed percentage will not be a violation of the policy or limitation unless the excess results immediately and directly from the acquisition of any security or the action taken. This paragraph does not apply to the borrowing policy set forth in paragraph 1 above.

     Notwithstanding any of the foregoing limitations, any investment company, whether organized as a trust, association or corporation, or a personal holding company, may be merged or consolidated with or acquired by the Trust, provided that if such merger, consolidation or acquisition results in an investment in the securities of any issuer prohibited by said paragraphs, the Trust shall, within ninety days after the consummation of such merger, consolidation or acquisition, dispose of all of the securities of such issuer so acquired or such portion thereof as shall bring the total investment therein within the limitations imposed by said paragraphs above as of the date of consummation.

     Non-Fundamental. The following limitations have been adopted by the Trust with respect to the Funds and are Non-Fundamental (see "Investment Restrictions
- Fundamental" above).

     1. Pledging. The Funds will not mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any assets of a Fund except as may be necessary in connection with borrowings described in limitation (1) above. Margin deposits, security interests, liens and collateral arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques are not deemed to be a mortgage, pledge or hypothecation of assets for purposes of this limitation.

     2. Borrowing. A Fund will not purchase any security while borrowings representing more than 5% of its total assets are outstanding. The Funds will not invest in reverse repurchase agreements.

     3. Margin Purchases. The Funds will not purchase securities or evidences of interest thereon on "margin." This limitation is not applicable to short term credit obtained by a Fund for the clearance of purchases and sales or redemption of securities, or to arrangements with respect to transactions involving options and other permitted investments and techniques.

     4. Short Sales. The Funds will not effect short sales.

     5. Options. The Funds will not purchase or sell puts, calls, options or straddles, except as described in the Prospectus and the Statement of Additional Information.

     6. [Illiquid Investments. The Capital Value Fund will not invest in securities for which there are legal or contractual restrictions on resale and other illiquid securities. The Dynamic Allocation Fund and the Stable Income Fund will not invest more than 15% of each Fund's assets in illiquid securities.]

     7. 80% Investment Policy. Under normal circumstances, at least 80% of the Stable Income Fund's assets (defined as net assets plus the amount of any borrowing for investment purposes) will be invested in income producing securities including fixed income securities and dividend paying equity securities. The Fund will not change its policy unless the Fund's shareholders are provided with at least 60 days prior written notice. The notice will be provided in a separate written document, containing the following, or similar, statement in bold-face type: "Important Notice Regarding Change in Investment Policy." The statement will also appear on the envelope in which the notice is delivered unless the notice is delivered separate from any other communication to the Fund's shareholders.

     The Dynamic Allocation Fund reserves the right to invest in other mutual funds that engage in short selling.

THE INVESTMENT ADVISOR

     The Funds' investment advisor is IMS Capital Management, 8995 S.E. Otty Road, Portland, Oregon 97266. Carl W. Marker may be deemed to be a controlling person of the Advisor due to his ownership of the shares of the corporation.

     Under the terms of the management agreement (the "Agreement"), the Advisor manages each Fund's investments subject to approval of the Board of Trustees. As compensation for its management services, the Fund is obligated to pay the Advisor a fee computed and accrued daily and paid monthly at an annual rate of 1.26% of the average daily net assets of each Fund. The Advisor may waive all or part of its fee, at any time, and at its sole discretion, but such action shall not obligate the Advisor to waive any fees in the future. The Advisor has contractually agreed to reimburse expenses of each Fund to maintain total operating expenses [(excluding borrowing costs, taxes and extraordinary expenses)] at 1.59% of net assets with respect to the Capital Value Fund, and 1.96% with respect to the Dynamic Allocation Fund and the Stable Income Fund through October 31, 2006. For the fiscal years ended June 30, 2002, 2001 and 2000, the Capital Value Fund paid advisory fees of $_________, $144,169, and $142,721, respectively.

     The Advisor retains the right to use the name "IMS" in connection with another investment company or business enterprise with which the Advisor is or may become associated. The Trust's right to use the name "IMS" automatically ceases ninety days after termination of the Agreement and may be withdrawn by the Advisor on ninety days written notice.

     The Advisor may make payments to banks or other financial institutions that provide shareholder services and administer shareholder accounts. Banks may charge their customers fees for offering these services to the extent permitted by applicable regulatory authorities, and the overall return to those shareholders availing themselves of the bank services will be lower than to those shareholders who do not. The Funds may from time to time purchase securities issued by banks which provide such services; however, in selecting investments for the Funds, no preference will be shown for such securities.

TRUSTEES AND OFFICERS

     The Board of Trustees supervises the business activities of the Trust. Each Trustee serves as a Trustee until the termination of the Trust unless the Trustee dies, resigns, retires or is removed.

     The following table provides information regarding each Trustee who is an "interested person" of the Trust, as defined in the Investment Company Act of 1940, and each officer of the Trust.

----------------------------------------------------------------------------------------------------------------------
                                                                                               Number of Portfolios
                                                      Position(s) In         Length of           in Fund Complex*
              Name, Age and Address                    Fund Complex         Time Served         Overseen by Trustee
----------------------------------------------------------------------------------------------------------------------
Kenneth D. Trumpfheller*                            President,          Trustee and                     32
1725 E. Southlake Blvd.                             Secretary and       President since
Suite 200                                           Trustee             1995; Secretary
Southlake, Texas  76092                                                 since 2000
Year of Birth:  1958
----------------------------------------------------------------------------------------------------------------------
              Principal Occupations During Past 5 Years                      Other Directorships Held by Trustee
----------------------------------------------------------------------------------------------------------------------
President and Managing  Director of Unified Fund  Services,  Inc., the                      None
Fund's  transfer  agent,  fund  accountant  and  administrator,  since
October  2000.  President,   Treasurer  and  Secretary  of  AmeriPrime
Financial  Services,  Inc., a fund  administrator,  (which merged with
Unified  Fund  Services,   Inc.)  from  1994  through   October  2000.
President,   Treasurer   and   Secretary   of   AmeriPrime   Financial
Securities,  Inc., the Trust's distributor through December 2000, from
1994 through December 2000.
----------------------------------------------------------------------------------------------------------------------
                                                                                               Number of Portfolios
                                                      Position(s) in         Length of           in Fund Complex*
              Name, Age and Address                    Fund Complex         Time Served         Overseen by Trustee
----------------------------------------------------------------------------------------------------------------------
Robert A. Chopyak                                   Treasurer and         Treasurer and CFO               N/A
1725 E. Southlake Blvd.                             Chief Financial       since 2000
Suite 200                                           Officer
Southlake, Texas  76092
Year of Birth:  1968
----------------------------------------------------------------------------------------------------------------------
              Principal Occupations During Past 5 Years                      Other Directorships Held by Trustee
----------------------------------------------------------------------------------------------------------------------
Assistant  Vice-President of Financial  Administration of Unified Fund                      None
Services,  Inc.,  the  Fund's  transfer  agent,  fund  accountant  and administrator,  since August  2000.  Manager of  AmeriPrime  Financial
Services,  Inc.  from  February  2000 to August  2000.  Self-employed, performing Y2K testing,  January 1999 to January 2000.  Vice President of Fund  Accounting,  American  Data  Services,  Inc.,  a mutual  fund services company, October 1992 to December 1998.
----------------------------------------------------------------------------------------------------------------------

* Mr.  Trumpfheller  is an interested  person of the Trust because he is an officer of the Trust.  In addition,  he may be deemed to be an  "interested  person"  of the Trust  because he is a  registered  principal  of the  Trust's distributor



The following  table provides  information  regarding each Trustee who is not an "interested  person" of the Trust, as defined in the Investment Company Act of 1940.

----------------------------------------------------------------------------------------------------------------------
                                                                                               Number of Portfolios
                                                     Position(s) Held        Length of           in Fund Complex*
              Name, Age and Address                     with Trust          Time Served         Overseen by Trustee
----------------------------------------------------------------------------------------------------------------------
Gary E. Hippenstiel                                      Trustee        Trustee since 1995              32
600 Jefferson Street
Suite 350
Houston, TX  77002
Year of Birth:  1947
----------------------------------------------------------------------------------------------------------------------
              Principal Occupations During Past 5 Years                      Other Directorships Held by Trustee
----------------------------------------------------------------------------------------------------------------------
Director,  Vice President and Chief Investment Officer of Legacy Trust                      None
Company since 1992;  President and Director of Heritage  Trust Company
from  1994-1996;  Vice  President and Manager of Investments of Kanaly
Trust Company from 1988 to 1992.
----------------------------------------------------------------------------------------------------------------------
                                                                                               Number of Portfolios
                                                     Position(s) Held        Length of           in Fund Complex*
              Name, Age and Address                     with Trust          Time Served         Overseen by Trustee
----------------------------------------------------------------------------------------------------------------------
Mark W. Muller                                           Trustee        Trustee since 2002              32
5016 Cedar River Tr.
Ft. Worth, TX. 76137
Year of Birth:  1964
----------------------------------------------------------------------------------------------------------------------
              Principal Occupations During Past 5 Years                      Other Directorships Held by Trustee
----------------------------------------------------------------------------------------------------------------------
Trustee of AmeriPrime  Advisors  Trust since 1999.  President of JAMAR                      None
Resources,  Inc., a manufacturers  representative firm, September 2001 to present.  Account  Manager for SCI,  Inc.,  a custom  manufacturer, from  April  2002 to  September  2001.  Account  Manager  for  Clarion
Technologies,  a manufacturer of automotive, heavy truck, and consumer goods,  from 1996 to April 2000.  From 1986 to 1996,  an engineer  for
Sicor, a telecommunication hardware company.
----------------------------------------------------------------------------------------------------------------------
                                                                                               Number of Portfolios
                                                     Position(s) Held        Length of           in Fund Complex*
              Name, Age and Address                     with Trust          Time Served         Overseen by Trustee
----------------------------------------------------------------------------------------------------------------------
Richard J. Wright, Jr.                                   Trustee        Trustee since 2002              32
13532 N. Central Expressway MS 3800
Dallas, TX 75243
Year of Birth:  1962
----------------------------------------------------------------------------------------------------------------------
              Principal Occupations During Past 5 Years                      Other Directorships Held by Trustee
----------------------------------------------------------------------------------------------------------------------
Trustee of AmeriPrime  Advisors  Trust since 1999.  Various  positions                      None
with Texas Instruments,  a technology company,  since 1985,  including
the   following:   Program   Manager   for   Semi-Conductor   Business
Opportunity  Management System,  1998 to present;  Development Manager
for  we-based  interface,   1999  to  present;   Systems  Manager  for
Semi-Conductor  Business Opportunity  Management System, 1997 to 1998;
Development  Manager for Acquisition  Manager,  1996-1997;  Operations
Manager for Procurement Systems, 1994-1997.
----------------------------------------------------------------------------------------------------------------------

The Trust's audit committee  consists of Gary Hippenstiel,  Mark Muller and Richard Wright.  The audit committee is responsible  for overseeing  the Fund's  accounting and financial  reporting  policies and practices,  its internal controls and, as  appropriate,  the internal  controls of certain  service  providers;  overseeing  the quality and objectivity of the Fund's financial  statements and the independent audit of the financial  statements;  and acting as a liaison  between the Fund's  independent  auditors and the full Board of  Trustees.  The audit  committee  was recently established and held no meetings during the year ended June 30, 2002.

         The  following  table  provides  information  regarding  shares of the Funds and other  portfolios  of the
AmeriPrime Family of Funds owned by each Trustee as of December 31, 2001. [Update table]

----------------------------------------------------------------------------------------------------------------------
                                                                                 Aggregate Dollar Range of Shares of
                                                                                  all Funds Overseen by the Trustee
                                                                                   Within the AmeriPrime Family of
               Trustee                       Dollar Range of Fund Shares                       Funds*
----------------------------------------------------------------------------------------------------------------------
Gary E. Hippenstiel                                     None                                 $1-$10,000
----------------------------------------------------------------------------------------------------------------------
Mark W. Muller                                          None                               $10,001-$50,000
----------------------------------------------------------------------------------------------------------------------
Kenneth D. Trumpfheller                                 None                              $50,001-$100,000
----------------------------------------------------------------------------------------------------------------------
Richard J. Wright                                       None                               $10,001-$50,000
----------------------------------------------------------------------------------------------------------------------

* As of December 31, 2001, the terms "Fund  Complex" and  "AmeriPrime  Family of Funds" refers to AmeriPrime  Funds and AmeriPrime Advisors Trust.

         Trustee  fees are Trust  expenses,  and each series of the Trust pays a portion of the Trustee  fees.  The compensation  paid to the  Trustees  for the Funds  fiscal year ended June 30,  2002 is set forth in the  following table: [Update table]

----------------------------------------------------------------------------------------------------------------------
                                                                                      Total Compensation from Trust
                                                                                      and AmeriPrime Advisors Trust
Name                                             Aggregate Compensation from Trust
----------------------------------------------------------------------------------------------------------------------
Kenneth D. Trumpfheller                                          $0                                 $0
----------------------------------------------------------------------------------------------------------------------
Steve L. Cobb**                                               $16,438                            $16,438
----------------------------------------------------------------------------------------------------------------------
Gary E. Hippenstiel                                           $16,438                            $16,438
----------------------------------------------------------------------------------------------------------------------
Mark W. Muller***                                                $0                              $12,125
----------------------------------------------------------------------------------------------------------------------
Richard J. Wright***                                             $0                              $12,125
----------------------------------------------------------------------------------------------------------------------
**Mr. Cobb is no longer a Trustee of the Trust.
***Elected to the Board on May 29, 2002.


PORTFOLIO TRANSACTIONS AND BROKERAGE

     Subject to policies established by the Board of Trustees of the Trust, the Advisor is responsible for each Fund's portfolio decisions and the placing of each Fund's portfolio transactions. In placing portfolio transactions, the Advisor seeks the best qualitative execution for the Funds, taking into account such factors as price (including the applicable brokerage commission or dealer spread), the execution capability, financial responsibility and responsiveness of the broker or dealer and the brokerage and research services provided by the broker or dealer. The Advisor generally seeks favorable prices and commission rates that are reasonable in relation to the benefits received. Consistent with the Rules of Fair Practice of the National Association of Securities Dealers, Inc., and subject to its obligation of seeking best qualitative execution, the Advisor may give consideration to sales of shares of the Trust as a factor in the selection of brokers and dealers to execute portfolio transactions.

     The Advisor is specifically authorized to select brokers or dealers who also provide brokerage and research services to the Funds and/or the other accounts over which the Advisor exercises investment discretion and to pay such brokers or dealers a commission in excess of the commission another broker or dealer would charge if the Advisor determines in good faith that the commission is reasonable in relation to the value of the brokerage and research services provided. The determination may be viewed in terms of a particular transaction or the Advisor's overall responsibilities with respect to the Trust and to other accounts over which it exercises investment discretion.

     Research services include supplemental research, securities and economic analyses, statistical services and information with respect to the availability of securities or purchasers or sellers of securities and analyses of reports concerning performance of accounts. The research services and other information furnished by brokers through whom the Funds effects securities transactions may also be used by the Advisor in servicing all of its accounts. Similarly, research and information provided by brokers or dealers serving other clients may be useful to the Advisor in connection with its services to the Funds. Although research services and other information are useful to the Funds and the Advisor, it is not possible to place a dollar value on the research and other information received. It is the opinion of the Board of Trustees and the Advisor that the review and study of the research and other information will not reduce the overall cost to the Advisor of performing its duties to the Funds under the Agreement. Due to research services provided by brokers, the IMS Capital Value Fund directed to brokers $________ of brokerage transactions (on which commissions were $______) during the fiscal year ended June 30, 2002.

     Over-the-counter transactions will be placed either directly with principal market makers or with broker-dealers, if the same or a better price, including commissions and executions, is available. Fixed income securities are normally purchased directly from the issuer, an underwriter or a market maker. Purchases include a concession paid by the issuer to the underwriter and the purchase price paid to a market maker may include the spread between the bid and asked prices.

     To the extent that the Trust and another of the Advisor's clients seek to acquire the same security at about the same time, the Trust may not be able to acquire as large a position in such security as it desires or it may have to pay a higher price for the security. Similarly, the Trust may not be able to obtain as large an execution of an order to sell or as high a price for any particular portfolio security if the other client desires to sell the same portfolio security at the same time. On the other hand, if the same securities are bought or sold at the same time by more than one client, the resulting participation in volume transactions could produce better executions for the Trust. In the event that more than one client wants to purchase or sell the same security on a given date, the purchases and sales will normally be made by random client selection.

     For the fiscal years ended June 30, 2002,  2001 and 2000, the Capital Value
Fund  paid   brokerage   commissions   of  $________,   $59,407,   and  $33,268,
respectively.

     The Trust and the Advisor have each adopted a Code of Ethics (the "Code") under Rule 17j-1 of the Investment Company Act of 1940. The personnel subject to the Code are permitted to invest in securities, including securities that may be purchased or held by the Fund. You may obtain a copy of the Code from the Securities and Exchange Commission.

DETERMINATION OF SHARE PRICE

     The price (net asset value) of the shares of each Fund is determined at the close of trading (normally 4:00 p.m., Eastern time) on each day the New York Stock Exchange is open for business (the Exchange is closed on weekends, most federal holidays, and Good Friday). For a description of the methods used to determine the net asset value (share price), see "Determination of Net Asset Value" in the Prospectus.

     Securities that are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. Lacking a last sale price, a security is valued at its last bid price except when, in the Advisor's opinion, the last bid price does not accurately reflect the current value of the security. All other securities for which over-the-counter market quotations are readily available are valued at their last bid price. When market quotations are not readily available, when the Advisor determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust.

     Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

SALES AT NET ASSET VALUE

     All shares of the Dynamic Allocation Fund and Stable Income Fund may be purchased at net asset value. Purchases of the IMS Capital Value Fund's shares may be made at net asset value in the following situations:

(a) non-dealer assisted (or assisted only by the Funds' distributor) tax-exempt entities (including pension and profit sharing plans) whose minimum initial investment is $25,000 or more,

(b) non-dealer assisted (or assisted only by the Funds' distributor) purchases by a bank or trust company in a single account where such bank or trust company is named as trustee and the minimum initial investment is over $25,000,

(c) non-dealer assisted (or assisted only by the Funds' distributor) purchases by banks, insurance companies, insurance company separate accounts and other institutional purchasers,

(d) a registered investment advisor purchasing shares on behalf of a client or on his or her own behalf through an intermediary service institution offering a separate and established program for registered investment advisors and notifying the Fund and its distributor of such arrangement,

(e) the Advisor, the Funds' distributor, the Funds' administrator, or any affiliated company thereof,

(f) any current or retired officer, trustee, director or employee, or any member of the immediate family of such person, of the Funds, the Advisor, the Funds' distributor, the Funds' administrator, or any affiliated company thereof,

(g) any employee benefit plan established for employees of the Advisor, the Funds' distributor, the Funds' administrator, or any affiliated company thereof,

(h) advisory clients of the Advisor,

(i) registered representatives and their spouses and minor children and employees of selected dealers,

(j) for-fee clients of investment advisors who have for-fee clients with at least $25,000 of net asset value of shares in the Funds after giving effect to the purchase, and who have directed their for-fee clients to the Fund,

(k) shareholders of the Funds, with respect to their reinvestment of dividends and distributions from the Funds,

(l) any additional investments made by shareholders of the Capital Value Fund if their account was established prior to the date the Fund was converted from a no-load fund to a load fund,

(m) sales to broker-dealers who conduct their business with their customers principally through the Internet and who do not have registered representatives who actively solicit those customers to purchase securities, including shares of the Funds, and

(n)  sales  through  a  financial   services   organization  (such  as  a  bank,
broker-dealer, financial planner, advisor, fund supermarket or other financial intermediary) under an arrangement with the Funds or the Advisor.

     In the opinion of the Funds' management, these sales will result in less selling effort and expense. In order to qualify for these waivers, sufficient information must be submitted at the time of purchase with the application to determine whether the account is entitled to the waiver of the sales charge.

INVESTMENT PERFORMANCE

     The Funds may periodically advertise "average annual total return," "average annual total return after taxes on distributions," and "average annual total return after taxes on distributions and redemption." "Average annual total return," as defined by the Securities and Exchange Commission ("SEC"), is computed by finding the average annual compounded rates of return for the period indicated that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                           P(1+T)n=ERV

         Where:            P        =       a hypothetical $1,000 initial
                                            investment
                           T        =       average annual total return
                           n        =       number of years
                           ERV      =       ending redeemable value at the end
                                            of the applicable period of the
                                            hypothetical $1,000 investment made
                                            at the beginning of the applicable
                                            period.

The computation assumes that all dividends and distributions are reinvested at the net asset value on the reinvestment dates and that a complete redemption occurs at the end of the applicable period.

     "Average annual total return after taxes on distributions," as defined by the SEC, is computed by finding the average annual compounded rates of return for the period indicated that would equate the initial amount invested to the ending value, according to the following formula:

                  P(1+T)n=ATVD

Where:            P        =        a hypothetical $1,000 initial investment
                  T        =        average annual total return (after taxes on
                                    distributions)
                  n        =        number of years
                  ATVD              ending value at the end of the applicable
                                    period of the hypothetical $1,000 investment made at the beginning of the applicable period, after taxes on fund distributions but not after taxes on redemption.

     The computation assumes that dividends and distributions, less the taxes due on such distributions, are reinvested at the price stated in the prospectus (including any applicable sales load) on the reinvestment dates during the period.

     "Average annual total return after taxes on distributions and redemption," as defined by the SEC, is computed by finding the average annual compounded rates of return for the period indicated that would equate the initial amount invested to the ending value, according to the following formula:

                  P(1+T)n=ATVDR

Where:            P        =        a hypothetical $1,000 initial investment
                  T        =        average annual total return (after taxes on
                                    distributions and
                                    redemption)
                  n        =        number of years
                  ATVDR             ending value at the end of the applicable
                                    period of the hypothetical $1,000 investment made at the beginning of the applicable period, after taxes on fund distributions and redemption.

     The computation assumes that dividends and distributions, less the taxes due on such distributions, are reinvested at the price stated in the prospectus (including any applicable sales load) on the reinvestment dates during the period.

     The following table provides information regarding the Capital Value Fund's performance (for the periods ended June 30, 2002). [Update table]

----------------------------------------------------------------------------------------------------------------------
                                               IMS CAPITAL VALUE FUND
----------------------------------------------------------------------------------------------------------------------
                                                                          1 Year                 Since Inception
----------------------------------------------------------------------------------------------------------------------
Average Annual Total Return
----------------------------------------------------------------------------------------------------------------------
Average Annual Total Return After Taxes on Distributions
----------------------------------------------------------------------------------------------------------------------
Average Annual Total Return After Taxes on Distributions and
Redemptions
----------------------------------------------------------------------------------------------------------------------

     The Funds may also advertise performance information (a "non-standardized quotation") which is calculated differently from average annual total return. A non-standardized quotation of total return may be a cumulative return which measures the percentage change in the value of an account between the beginning and end of a period, assuming no activity in the account other than reinvestment of dividends and capital gains distributions. A non-standardized quotation may also be an average annual compounded rate of return over a specified period, which may be a period different from those specified for average annual total return. In addition, a non-standardized quotation may be an indication of the value of a $10,000 investment (made on the date of the initial public offering of the Fund's shares) as of the end of a specified period. A non-standardized quotation of total return will always be accompanied by the Fund's average annual total return (before taxes).

     The Funds' investment performance will vary depending upon market conditions, the composition of the Fund's portfolio and operating expenses of the Fund. These factors and possible differences in the methods and time periods used in calculating non-standardized investment performance should be considered when comparing the Fund's performance to those of other investment companies or investment vehicles. The risks associated with the Fund's investment objective, policies and techniques should also be considered. At any time in the future, investment performance may be higher or lower than past performance, and there can be no assurance that any performance will continue.

     From time to time, in advertisements, sales literature and information furnished to present or prospective shareholders, the performance of the Funds may be compared to indices of broad groups of unmanaged securities considered to be representative of or similar to the portfolio holdings of the Funds or considered to be representative of the stock market in general. The Fund may use the S&P 500 Index or the Russell 2000 Index.

     In addition, the performance of the Funds may be compared to other groups of mutual funds tracked by any widely used independent research firm which ranks mutual funds by overall performance, investment objectives and assets, such as Lipper Analytical Services, Inc. or Morningstar, Inc. The objectives, policies, limitations and expenses of other mutual funds in a group may not be the same as those of the Funds. Performance rankings and ratings reported periodically in national financial publications such as Barron's and Fortune also may be used.

CUSTODIAN

     U.S. Bank, N.A., 425 Walnut Street, Cincinnati, Ohio 45202, is Custodian of each Fund's investments. The Custodian acts as the Fund's depository, safekeeping its portfolio securities, collects all income and other payments with respect thereto, disburses funds at the Fund's request and maintains records in connection with its duties.

FUND SERVICES

     Effective July 1, 2000, Unified Fund Services, Inc., 431 N. Pennsylvania St., Indianapolis, IN 46204 ("Unified"), acts as the Funds' transfer agent. A Trustee and the officers of the Trust are members of management and/or employees of Unified. Unified maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of the Fund's shares, acts as dividend and distribution disbursing agent and performs other transfer agent and shareholder service functions. For its services as transfer agent, Unified receives a monthly fee from the Advisor of $1.20 per shareholder (subject to a minimum monthly fee of $900 [per Fund]) for these transfer agency services. For the fiscal years ended June 30, 2002 and 2001, Unified received $_______ and $________ from the Capital Value Fund for these transfer agent services.

     In addition, Unified provides the Funds with fund accounting services, which includes certain monthly reports, record-keeping and other management-related services. For its services as fund accountant, Unified receives an annual fee from the Funds equal to 0.0275% of each Fund's assets up to $100 million, 0.0250% of each Fund's assets from $100 million to $300 million, and 0.0200% of each Fund's assets over $300 million (subject to various monthly minimum fees, the maximum being $2,100 per month for assets of $20 to $100 million). For the fiscal years ended June 30, 2002 and 2001 Unified received $_______ and $__________from the Capital Value Fund for these fund accounting services.

     Prior to July 1, 2000, American Data Services, Inc. ("ADS"), Hauppauge Corporate Center, 150 Motor Parkway, Hauppauge, New York 11788, acted as the Fund's transfer agent and fund accountant. For the fiscal year ended June 30, 2000, ADS received $18,363, $18,128 and $16,878, respectively, from the Fund for these services.

     Unified also provides the Funds with administrative services, including all regulatory reporting and necessary office equipment, personnel and facilities. Unified receives a monthly fee from the Funds equal to an annual rate of 0.10% of each Fund's assets under $50 million, 0.075% of each Fund's assets from $50 million to $100 million, and 0.050% of each Fund's assets over $100 million (subject to a minimum fee of $2,500 per month). For the fiscal years ended June 30, 2002, 2001 and 2000, Unified received $________, $15,759, and $23,275, respectively, from the Capital Value Fund for these administrative services (prior to October 12, 2000, these fees were paid to AmeriPrime Financial Services, Inc. which merged with Unified on that date).

ACCOUNTANTS

     The  firm of  _________________________________________________,  has  been selected as independent public accountants for the Fund for the fiscal year ending June 30, 2003. __________________________________ performs an annual audit of the Fund's financial statements and provides financial, tax and accounting consulting services as requested.

DISTRIBUTOR

     Capital Research Brokerage Services, LLC, 107 South Fair Oaks Drive, Suite 315, Pasadena, CA 91105, (the "Distributor"), is the exclusive agent for distribution of shares of the Funds. The Distributor is obligated to sell the shares of the Funds on a best efforts basis only against purchase orders for the shares. Shares of the Funds are offered to the public on a continuous basis.

FINANCIAL STATEMENTS

     The financial statements and independent auditors' report required to be included in the Statement of Additional Information are incorporated herein by reference to the IMS Capital Value Fund's Annual Report to Shareholders for the period ended June 30, 2002. The Trust will provide the Annual Report without charge by calling the Fund at (800)-934-5550.

PART C:  OTHER INFORMATION

Item 23.  Exhibits

(a) Articles of Incorporation.

     (i) Copy of Registrant's Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 11, is hereby incorporated by reference.

     (ii) Copy of Amendment No. 1 to Registrant's Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 11, is hereby incorporated by reference.

     (iii) Copy of Amendment No. 2 to Registrant's Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 1, is hereby incorporated by reference.

     (iv) Copy of Amendment No. 3 to Registrant's Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 4, is hereby incorporated by reference.

     (v) Copy of Amendment No. 4 to Registrant's Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 4, is hereby incorporated by reference.

     (vi)  Copy  of  Amendment  No.  5  and  Amendment  No.  6  to  Registrant's
Declaration  of  Trust,   which  were  filed  as  an  Exhibit  to   Registrant's
Post-Effective Amendment No. 8, are hereby incorporated by reference.

     (vii) Copy of Amendment No. 7 to Registrant's Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 11, is hereby incorporated by reference.

     (viii) Copy of Amendment No. 8 to Registrant's Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 12, is hereby incorporated by reference.

     (ix) Copy of Amendment No. 9 to Registrant's Declaration of Trust which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 15, is hereby incorporated by reference.

     (x) Copy of Amendment No. 10 to Registrant's Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 16, is hereby incorporated by reference.

     (xi) Copy of Amendment No. 11 to Registrant's Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 17, is hereby incorporated by reference.

     (xii) Copy of Amendment No. 12 to Registrant's Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 23, is hereby incorporated by reference.

     (xiii) Copy of Amendment No. 13 to Registrant's Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 23, is hereby incorporated by reference.

     (xiv) Copy of Amendments No. 14 through 17 to Registrant's Declaration of Trust, which were filed as Exhibits to Registrant's Post-Effective Amendment No. 27, are hereby incorporated by reference.

     (xv) Copy of Amendments No. 18 and 19 to Registrant's Declaration of Trust, which were filed as Exhibits to Registrant's Post-Effective Amendment No. 30, are hereby incorporated by reference.

     (xvi) Copy of Amendment No. 20 to Registrant's Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 40, is hereby incorporated by reference.

     (xvii) Copy of Amendment No. 21 to Registrant's Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 51, is hereby incorporated by reference.

     (xviii) Copy of Amendment No. 22 to Registrant's Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 57, is hereby incorporated by reference.

(b)  By-Laws.  Copy of  Registrant's  By-Laws,  which was filed as an Exhibit to
Registrant's   Post-Effective  Amendment  No.  11,  is  hereby  incorporated  by reference.

(c) Instruments Defining Rights of Security Holders. None, other than in the Declaration of Trust, as amended, and By-Laws of the Registrant.

(d) Investment Advisory Contracts.

     (i) Copy of Registrant's Management Agreement with GLOBALT, Inc., adviser to the GLOBALT Growth Fund, which was filed as an Exhibit to Registrant's Post-Effective amendment No. 71, is hereby incorporated by reference.

     (ii) Copy of Registrant's Management Agreement with IMS Capital Management, Inc., adviser to the IMS Capital Value Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 2, is hereby incorporated by reference.

     (iii) Copy of Registrant's Management Agreement with Corbin & Company, adviser to the Corbin Small-Cap Fund, which was filed as an Exhibit to
Registrant's   Post-Effective   Amendment  No.  8,  is  hereby  incorporated  by
reference.

     (iv) Copy of Registrant's Management Agreement with Spectrum Advisory Services, Inc., adviser to the Marathon Value Portfolio, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 42, is hereby incorporated by reference.

     (v) Copy of Registrant's Management Agreement with The Jumper Group, Inc., adviser to the Jumper Strategic Advantage Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 23, is hereby incorporated by reference.

     (vi) Copy of Registrant's Management Agreement with Appalachian Asset Management, Inc., adviser to the AAM Equity Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 71, is hereby incorporated by reference.

     (vii) Copy of Registrant's Management Agreement with Martin Capital Advisors L.L.P., adviser to the Martin Capital U.S. Opportunity Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 29, is hereby incorporated by reference.

     (viii) Copy of Registrant's Management Agreement with Gamble, Jones, Morphy & Bent, adviser to the GJMB Growth Fund, which was filed as an Exhibit to
Registrant's   Post-Effective  Amendment  No.  23,  is  hereby  incorporated  by reference.

     (ix) Copy of Registrant's Management Agreement with Dobson Capital Management, Inc., adviser to the Dobson Covered Call Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 25, is hereby incorporated by reference.

     (x) Copy of Registrant's Management Agreement with Auxier Asset Management, LLC, adviser to the Auxier Focus Fund, which was filed as an Exhibit to
Registrant's   Post-Effective  Amendment  No.  31,  is  hereby  incorporated  by reference.

     (xi) Copy of Registrant's Management Agreement with Columbia Partners, L.L.C., Investment Management, adviser to the Columbia Partners Equity Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 31, is hereby incorporated by reference.

     (xii) Copy of Registrant's Management Agreement with Ariston Capital Management Corporation, adviser to the Ariston Convertible Securities Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 27, is hereby incorporated by reference.

     (xiii) Copy of Registrant's Management Agreement with Aegis Asset Management, Inc., adviser to the Westcott Technology Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 71, is hereby incorporated by reference.

     (xiv) Copy of Registrant's Management Agreement with Aegis Asset Management, Inc., adviser to the Westcott Large-Cap Value Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 63, is hereby incorporated by reference.

     (xv) Copy of Registrant's Management Agreement with Aegis Asset Management, Inc., adviser to the Westcott Fixed Income Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 39, is hereby incorporated by reference.

     (xvi) Copy of Registrant's Management Agreement with Ariston Capital Management Corporation, adviser to the Ariston Internet Convertible Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 45, is hereby incorporated by reference.

     (xvii) Copy of Registrant's Sub-Advisory Agreement between Aegis Asset Management, Inc., adviser to the Westcott Large-Cap Value Fund, and OFI Institutional Asset Management, Inc., sub-adviser to the Westcott Large-Cap Value Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 71, is hereby incorporated by reference.

     (xviii) Copy of Registrant's Management Agreement with Cash Management Systems, Inc. adviser to The Cash Fund, which was filed as an Exhibit to
Registrant's   Post-Effective  Amendment  No.  65,  is  hereby  incorporated  by reference.

     (xix) Copy of Registrant's Sub-Advisory Agreement between Aegis Asset Management, Inc., adviser to the Westcott Technology Fund, and Oxford Capital
Management, Inc., sub-adviser to the Westcott Technology Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 71, is hereby incorporated by reference.

     (xx) Copy of Registrant's Management Agreement with Aegis Asset Management, Inc., adviser to the Westcott Large-Cap Growth Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 71, is hereby incorporated by reference.

     (xxi) Copy of Registrant's Sub-Advisory Agreement between Aegis Asset Management, Inc., adviser to the Westcott Large-Cap Growth Fund, and Arcadia Investment Management Corporation, sub-adviser to the Westcott Large-Cap Growth Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 71, is hereby incorporated by reference.

(e) Underwriting Contracts.

     (i) Copy of Registrant's Underwriting Agreement with Unified Financial Securities, Inc., which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 50, is hereby incorporated by reference.

     (ii) Copy of Registrant's Underwriting Agreement with Capital Research Brokerage Services, LLC, underwriter of the IMS Capital Value Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 63, is hereby incorporated by reference.

(f) Bonus or Profit Sharing Contracts. None.

(g) Custodian Agreements.

     (i) Copy of Registrant's Agreement with the custodian, U.S. Bank, N.A. (formerly Firstar Bank), which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 11, is hereby incorporated by reference.

     (ii) Copy of Registrant's Appendix B to the Agreement with the custodian, U.S. Bank, N.A., which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 43, is hereby incorporated by reference.

     (iii) Copy of Registrant's Agreement with UMB Bank, N.A., custodian to the Dobson Covered Call Fund and the Florida Street Funds, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 28, is hereby incorporated by reference.

(h) Other Material Contracts.

     (i) Copy of Registrant's Administrative Services Agreement with the administrator, AmeriPrime Financial Services, Inc. (now Unified Fund Services, Inc.), which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 11, is hereby incorporated by reference.

     (ii) Copy of Amended Exhibit A to the Administrative Services Agreement, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 65, is hereby incorporated by reference.

     (iii) Copy of the Master-Feeder Participation Agreement for The Cash Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 65, is hereby incorporated by reference.

     (iv) Copy of Sub-Administration Agreement for The Cash Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 65, is hereby incorporated by reference.

     (v) Copy of Administration  Agreement for The Cash Fund, which was filed as
an  Exhibit  to  Registrant's   Post-Effective   Amendment  No.  65,  is  hereby
incorporated by reference.

(i) Legal Opinion. (i) Opinion of Thompson Hine LLP, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 65, is hereby incorporated by reference. (ii) Consent of Thompson Hine LLP is filed herewith.

(j) Other Opinions. None.

(k) Omitted Financial Statements. None.

(l) Initial Capital Agreements. Copy of Letter of Initial Stockholders, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 11, is hereby incorporated by reference.

(m) Rule 12b-1 Plan.

     (i) Form of Registrant's Rule 12b-1 Service  Agreement,  which was filed as
an  Exhibit  to   Registrant's   Post-Effective   Amendment  No.  1,  is  hereby
incorporated by reference.

     (ii) Copy of Registrant's Rule 12b-1 Distribution Plan for the Martin Capital U.S. Opportunity Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 17, is hereby incorporated by reference.

     (iii) Copy of Registrant's Rule 12b-1 Distribution Plan for the Jumper Strategic Advantage Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 24, is hereby incorporated by reference.

     (iv) Copy of Registrant's Rule 12b-1 Distribution Plan for the Dobson Covered Call Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 24, is hereby incorporated by reference.

     (v) Copy of Registrant's Rule 12b-1 Distribution Plan for the Ariston Convertible Securities Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 27, is hereby incorporated by reference.

     (vi) Copy of Registrant's Rule 12b-1 Distribution Plan for the Cash Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 65, is hereby incorporated by reference.

     (vii) Copy of Registrant's Shareholder Servicing Plan for the Cash Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 65, is hereby incorporated by reference.

     (viii) Copy of Registrant's Class A Master Distribution Plan for the Westcott Funds, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 71, is hereby incorporated by reference.

     (ix) Copy of Registrant's Class B Master Distribution Plan for the Westcott Funds, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 71, is hereby incorporated by reference.

(n) Rule 18f-3 Plan.

     (i) Rule 18f-3 Plan for the Jumper Strategic Advantage Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 21, is hereby incorporated by reference.

     (ii) Rule 18f-3 Plan for the Ariston Internet Convertible Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 41, is hereby incorporated by reference.

     (iii) Rule 18f-3 Plan for the Westcott  Technology Fund, which was filed as
an  Exhibit  to  Registrant's   Post-Effective   Amendment  No.  71,  is  hereby
incorporated by reference.

     (iv) Rule 18f-3 Plan for the Westcott Large-Cap Value Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 71, is hereby incorporated by reference.

     (v) Rule 18f-3 Plan for the Westcott Fixed Income Fund,  which was filed as
an  Exhibit  to  Registrant's   Post-Effective   Amendment  No.  71,  is  hereby
incorporated by reference.

     (vi) Rule 18f-3 Plan for the Westcott Large-Cap Growth Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 71, is hereby incorporated by reference.

(o) Reserved.

(p) Codes of Ethics.

     (i) Code of Ethics of the Registrant, its underwriter (Unified Financial Securities, Inc.), the advisers and the sub-advisers, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 45, is hereby incorporated by reference.

     (ii)  Schedule  A to Code of  Ethics,  which  was  filed as an  Exhibit  to
Registrant's   Post-Effective  Amendment  No.  64,  is  hereby  incorporated  by reference.

(q) Powers of Attorney

     (i) Power of Attorney for Registrant and Certificate with respect thereto, which were filed as an Exhibit to Registrant's Post-Effective Amendment No. 5, are hereby incorporated by reference.

     (ii) Powers of Attorney for the disinterested Trustees of the Trust, which were filed as an Exhibit to Registrant's Post-Effective Amendment No. 71, are hereby incorporated by reference..

     (iii) Power of Attorney for the President (and a Trustee) of the Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 35, is hereby incorporated by reference.

     (iv) Power of Attorney for the  Treasurer of the Trust,  which was filed as
an  Exhibit  to  Registrant's   Post-Effective   Amendment  No.  43,  is  hereby
incorporated by reference.

     (v) Powers of Attorney for the Trustees of the AMR Investment Services Trust, which were filed as an Exhibit to Registrant's Post-Effective Amendment No. 65, are hereby incorporated by reference.

Item 24. Persons Controlled by or Under Common Control

(a) As of April 4, 2002, Aegis Asset Management, Inc. ("Aegis") shared with certain of its advisory clients the power to vote, and investment discretion with respect to, 94.35% of the Westcott Large-Cap Value Fund and 99.85% of the Westcott Technology Fund. As a result, Aegis may be deemed to control the Funds, and the Funds may be deemed to be under the common control of Aegis.

(b) As of December 15, 2001, Charles L. Dobson, may be deemed to control the Dobson Covered Call Fund as a result of his beneficial ownership of the Fund (72.06%). Charles L. Dobson controls Dobson Capital Management, Inc. (a California corporation) because he owns 100% of its shares. As a result, Dobson Capital Management, Inc. and the Fund may be deemed to be under the common control of Charles L. Dobson.

Item 25. Indemnification

(a) Article VI of the Registrant's Agreement and Declaration of Trust provides for indemnification of officers and Trustees as follows:

     Section 6.4  Indemnification  of Trustees,  Officers,  etc.  Subject to and
     -----------  ----------------------------------------------
except as otherwise provided in the Securities Act of 1933, as amended, and the 1940 Act, the Trust shall indemnify each of its Trustees and officers (including persons who serve at the Trust's request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise (hereinafter referred to as a "Covered Person") against all liabilities, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and expenses, including reasonable accountants' and counsel fees, incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Trustee or officer, director or trustee, and except that no Covered Person shall be indemnified against any liability to the Trust or its Shareholders to which such Covered Person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office.

     Section 6.5 Advances of Expenses.  The Trust shall advance  attorneys' fees
     ----------- --------------------
or other expenses incurred by a Covered Person in defending a proceeding to the full extent permitted by the Securities Act of 1933, as amended, the 1940 Act, and Ohio Revised Code Chapter 1707, as amended. In the event any of these laws conflict with Ohio Revised Code Section 1701.13(E), as amended, these laws, and not Ohio Revised Code Section 1701.13(E), shall govern.

     Section   6.6   Indemnification   Not   Exclusive,   etc.   The   right  of
     -------------   -----------------------------------------
indemnification provided by this Article VI shall not be exclusive of or affect any other rights to which any such Covered Person may be entitled. As used in this Article VI, "Covered Person" shall include such person's heirs, executors and administrators. Nothing contained in this article shall affect any rights to indemnification to which personnel of the Trust, other than Trustees and officers, and other persons may be entitled by contract or otherwise under law, nor the power of the Trust to purchase and maintain liability insurance on behalf of any such person.

     The Registrant may not pay for insurance which protects the Trustees and officers against liabilities rising from action involving willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their offices.

(b) The Registrant may maintain a standard mutual fund and investment advisory professional and directors and officers liability policy. The policy, if maintained, would provide coverage to the Registrant, its Trustees and officers, and could cover its advisers, among others. Coverage under the policy would include losses by reason of any act, error, omission, misstatement, misleading statement, neglect or breach of duty.

(c) Pursuant to the underwriting agreement with Unified Financial Securities, Inc., the Trust has agreed to indemnify the underwriter and each of the underwriter's employees (hereinafter referred to as a "Covered Person") against all liabilities, including, but not limited to, amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and expenses, including reasonable accountants' and counsel fees, incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while serving as the underwriter for the Trust or as one of the underwriter's employees, or thereafter, by reason of being or having been the underwriter for the Trust or one of the underwriter's employees, including, but not limited to, liabilities arising due to any misrepresentation or misstatement in the Trust's prospectus, other regulatory filings, and amendments thereto, or in other documents originating from the Trust. In no case shall a Covered Person be indemnified against any liability to which such Covered Person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties of such Covered Person.

(d) Pursuant to the underwriting agreement with Capital Research Brokerage Services, LLC, the Trust has agreed to indemnify the underwriter and each of the underwriter's employees (hereinafter referred to as a "Covered Person") against all liabilities, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and expenses, including reasonable accountants' and counsel fees, incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while serving as the underwriter for the Trust or as one of underwriter's employees, or thereafter, by reason of being or having been the underwriter for the Trust or one of underwriter's employees, including but not limited to liabilities arising due to any misrepresentation or misstatement in the Trust's prospectus, other regulatory filings, and amendments thereto, or in other documents originating from the Trust. In no case shall a Covered Person be indemnified against any liability to which such Covered Person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties of such Covered Person.

(e) Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the provisions of Ohio law and the Agreement and Declaration of the Registrant or the By-Laws of the Registrant, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Trust in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26. Business and Other Connections of the Investment Adviser

(a) GLOBALT, Inc. ("GLOBALT"), 3060 Peachtree Road, N.W., One Buckhead Plaza, Suite 225, Atlanta, Georgia 30305, adviser to the GLOBALT Growth Fund, is a registered investment adviser.

     (i) GLOBALT has engaged in no other business during the past two fiscal years.

     (ii) Information with respect to each officer and director of GLOBALT is incorporated by reference to the Form ADV filed by it under the Investment Advisers Act (File No. 801-38123).

(b) IMS Capital Management, Inc. ("IMS"), 10159 S.E. Sunnyside Road, Suite 330, Portland, Oregon 97015, adviser to the IMS Capital Value Fund, is a registered investment adviser.

     (i) IMS has engaged in no other business during the past two fiscal years.

     (ii) Information with respect to each officer and director of IMS is incorporated by reference to the Form ADV filed by it under the Investment Advisers Act (File No. 801-33939).

(c) Corbin & Company ("Corbin"), 6300 Ridglea Place, Suite 1111, Fort Worth, Texas 76116, adviser to the Corbin Small-Cap Value Fund, is a registered investment adviser.

     (i) Corbin has engaged in no other business during the past two fiscal years.

     (ii) Information with respect to each officer and director of Corbin is incorporated by reference to the Form ADV filed by it under the Investment Advisers Act (File No. 801-41371).

(d) Spectrum Advisory Services, Inc. ("Spectrum"), 1050 Crown Pointe Parkway, Suite 950, Atlanta, Georgia 30338, adviser to the Marathon Value Portfolio, is a registered investment adviser.

     (i) Spectrum has engaged in no other business during the past two fiscal years.

     (ii) Information with respect to each officer and director of Spectrum is incorporated by reference to the Form ADV filed by it under the Investment Advisers Act (File No. 801-40286).

(e) The Jumper Group, Inc. ("Jumper"), 1 Union Square, Suite 505, Chattanooga, Tennessee 37402, adviser to the Jumper Strategic Advantage Fund, is a registered investment adviser.

     (i) Jumper has engaged in no other business during the past two fiscal years.

     (ii) Information with respect to each officer and director of Jumper is incorporated by reference to the Form ADV filed by it under the Investment Advisers Act (File No. 801-45453).

(f) Appalachian Asset Management, Inc. ("AAM"), 1018 Kanawha Blvd., East, Suite 209, Charleston, WV 25301, adviser to AAM Equity Fund, is a registered investment adviser.

     (i) AAM has engaged in no other business during the past two fiscal years.

     (ii) Information with respect to each officer and director of AAM is incorporated by reference to the Form ADV filed by it under the Investment Advisers Act (File No. 801-41463).

(g) Martin Capital Advisors, L.L.P. ("Martin"), 816 Congress Avenue, Suite 1540, Austin, TX 78701, adviser to the Martin Capital U.S. Opportunity Fund, is a registered investment adviser.

     (i) Martin has engaged in no other business during the past two fiscal years.

     (ii) Information with respect to each officer and member of Martin is incorporated by reference to the Form ADV filed by it under the Investment Advisers Act (File No. 801-55669).

(h) Gamble, Jones, Morphy & Bent, Inc. ("GJMB"), 301 East Colorado Boulevard, Suite 802, Pasadena, California 91101, adviser to the GJMB Growth Fund, is a registered investment adviser.

     (i) GJMB has engaged in no other business during the past two fiscal years.

     (ii) Information with respect to each officer and director of GJMB is incorporated by reference to the Form ADV filed by it under the Investment Advisers Act (File No. 801-36855).

(i) Dobson Capital Management, Inc. ("Dobson"), 1422 Van Ness Street, Santa Ana, CA 92707, adviser to the Dobson Covered Call Fund, is a registered investment adviser.

     (i) Dobson has engaged in no other business during the past two fiscal years.

     (ii) Information with respect to each officer and director of Dobson is incorporated by reference to the Form ADV filed by it under the Investment Advisers Act (File No. 801-56099).

(j) Auxier Asset Management, LLC ("Auxier"), 8050 S.W. Warm Springs, Suite 130, Tualatin, OR 97062, adviser to the Auxier Focus Fund, is registered investment adviser.

     (i) Auxier has engaged in no other business during the past two fiscal years.

     (ii) Information with respect to each officer and member of Auxier is incorporated by reference to the Form ADV filed by it under the Investment Advisers Act (File No. 801-55757).

(k)  Columbia  Partners,  L.L.C.  ("Columbia"),   Investment  Management,   1775
Pennsylvania Avenue, N.W., Washington, DC 20006, adviser to the Columbia Partners Equity Fund, is a registered investment adviser.

     (i) Columbia has engaged in no other business during the past two fiscal years.

     (ii) Information with respect to each officer and member of Columbia is incorporated by reference to the Form ADV filed by it under the Investment Advisers Act (File No. 801-50156).

(l) Ariston Capital Management Corporation ("Ariston"), 40 Lake Bellevue Drive, Suite 220, Bellevue, Washington 98005, adviser to the Ariston Convertible Securities Fund and the Ariston Internet Convertible Fund, is a registered investment adviser.

     (i) Ariston has engaged in no other business during the past two years.

     (ii) Information with respect to each officer and director of Ariston is incorporated by reference to the Form ADV filed by it under the Investment Advisers Act (File No. 801-13209).

(m) Aegis Asset Management, Inc. ("Aegis"), 230 Westcott, Suite 1, Houston, Texas 77007, adviser to the Westcott Technology Fund, the Westcott Large-Cap Value Fund, Westcott Large-Cap Growth Fund and the Westcott Fixed Income Fund, is a registered investment adviser.

     (i) Aegis has engaged in no other business during the past two fiscal years.

     (ii) Information with respect to each officer and director of Aegis is incorporated by reference to the Form ADV filed by it under the Investment Advisers Act (File No. 801-56040).

(n) OAM Institutional, Inc. ("OAM"), 498 Seventh Avenue, New York, New York 10018, sub-adviser to the Westcott Large-Cap Value Fund, is a registered investment adviser.

     (i) OAM has engaged in no other business during the past two fiscal years.

     (ii) Information with respect to each officer and director of OAM is incorporated by reference to the Form ADV filed by it under the Investment Advisers Act (File No. 801-60027).

(o) Cash Management Systems ("CMS"), 290 Turnpike Road, #338, Westborough, Massachusetts, advisor to The Cash Fund, is a registered investment adviser.

     (i) CMS has engaged in no other business during the past two fiscal years.

     (ii) Information with respect to each officer and director of CMS is incorporated by reference to the Form ADV filed by it under the Investment Advisers Act (File No. 801-56211).

(p) Arcadia Investment Management Corporation ("Arcadia"), 259 East Michigan Ave., Suite 308, Kalamazoo, MI 49007, sub-advisor to Westcott Large-Cap Growth Fund, is a registered investment adviser.

     (i) Arcadia has engaged in no other business during the past two fiscal years.

     (ii) Information with respect to each officer and director of Arcadia is incorporated by reference to Form ADV filed by it under the Investment Advisers Act (File No. 801-29203).

(q) Oxford Capital Management, Inc. ("Oxford"), 606 Baltimore Ave., Suite 300, Towson, MD 21204, advisor to Westcott Technology Fund, is a registered investment adviser.

     (i) Oxford has engaged in no other business during the past two fiscal years.

     (ii) Information with respect to each officer and director of Oxford is incorporated by reference to Form ADV filed by it under the Investment Advisers Act (File No. 801-19501).

Item 27. Principal Underwriters

(a) Unified Financial Securities, Inc., 431 North Pennsylvania Street, Indianapolis, IN 46204, is the principal underwriter of each series of the Registrant (except for the IMS Capital Value Fund). Kenneth D. Trumpfheller is a registered principal of the underwriter and the President and Secretary and a Trustee of the Registrant. Unified Financial Securities, Inc. is also the underwriter for the AmeriPrime Advisors Trust, ATC, the Julius Baer Investment Funds, the Kenwood Funds, Lindbergh Funds, The Milestone Funds, The Rockland Fund Trust, Securities Management & Timing Fund, The Sparrow Funds, the TANAKA Funds, Wallace Funds and iMillenium Funds.

Information with respect to each director and officer of Unified Financial Securities, Inc. is incorporated by reference to Schedule A of Form BD filed by it under the Securities Exchange Act of 1934 (File No. 8-23508).

(b) Capital Research Brokerage Services LLC, 107 South Fair Oaks Dr., Suite 315, Pasadena, CA 91105, principal underwriter of the IMS Capital Value Fund, is also the principal underwriter of the Santa Barbara Group of Mutual Funds. Information with respect to each member and officer of Capital Research Brokerage Services LLC is incorporated by reference to Schedule A of Form BD filed by it under the Securities Exchange Act of 1934 (file No. 8-40823).

(c) Not applicable.

Item 28. Location of Accounts and Records

     Accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder will be maintained by the Registrant's custodians, U.S. Bank, N.A., 425 Walnut Street, Cincinnati, Ohio 45202; and UMB Bank, N.A., Securities Administration Dept., 928 Grand Blvd., 10th Floor, Kansas City, MO 64106; and/or the transfer and shareholder service agent, Unified Fund Services, Inc., 431 Pennsylvania Street, Indianapolis, IN 46204; and administrator, Unified Fund Services, Inc., 1725 E. Southlake Blvd., Southlake, TX 76092.

Item 29. Management Services

         None.

Item 30. Undertakings

         None.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Cincinnati, State of Ohio on the 16th day of August, 2002.

                                AmeriPrime Funds



                     By: /s/
                       --------------------------------
                                Donald S. Mendelsohn,
                                Attorney-in-Fact


     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


Kenneth D. Trumpfheller,*
President and Trustee

Gary E. Hippenstiel,* Trustee            *By:     /s/
                                            ------------------------------------
                                            Donald S. Mendelsohn,
Mark W. Muller, * Trustee                   Attorney-in-Fact

Richard J. Wright, * Trustee                August 16, 2002

Robert A. Chopyak,* Treasurer
and Chief Financial Officer

                                  EXHIBIT INDEX

1.  Consent of Thompson Hine LLP......................................EX-99.23.i